UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08326
MFS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Growth Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$76	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Growth Series (fund) provided a total return of 12.19%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the industrials and consumer staples sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology, health care, financials, and consumer discretionary sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.19%	11.10%	15.60%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,188,913,082	Total Management Fee ($)#:	14,783,378
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	48.8%
Communication Services	14.7%
Consumer Discretionary	9.2%
Financials	8.4%
Industrials	7.5%
Health Care	6.5%
Consumer Staples	1.5%
Materials	1.0%
Real Estate	0.6%
Energy	0.6%
Utilities	0.6%
Top ten holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.4%
Alphabet, Inc., "A"	8.2%
Amazon.com, Inc.	6.8%
Apple, Inc.	6.8%
Mastercard, Inc., "A"	3.4%
Meta Platforms, Inc., "A"	3.2%
Broadcom, Inc.	2.9%
Amphenol Corp., "A"	1.8%
GE Vernova, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available on April 30, 2026 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGIC-ANN

MFS® Growth Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Growth Series (fund) provided a total return of 11.90%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 18.56%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the industrials and consumer staples sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology, health care, financials, and consumer discretionary sectors weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.90%	10.82%	15.31%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Growth Index ∆	18.56%	15.32%	18.13%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,188,913,082	Total Management Fee ($)#:	14,783,378
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	45
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	48.8%
Communication Services	14.7%
Consumer Discretionary	9.2%
Financials	8.4%
Industrials	7.5%
Health Care	6.5%
Consumer Staples	1.5%
Materials	1.0%
Real Estate	0.6%
Energy	0.6%
Utilities	0.6%
Top ten holdings
NVIDIA Corp.	14.1%
Microsoft Corp.	12.4%
Alphabet, Inc., "A"	8.2%
Amazon.com, Inc.	6.8%
Apple, Inc.	6.8%
Mastercard, Inc., "A"	3.4%
Meta Platforms, Inc., "A"	3.2%
Broadcom, Inc.	2.9%
Amphenol Corp., "A"	1.8%
GE Vernova, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available on April 30, 2026 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VEGSC-ANN

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$55	0.53%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Total Return Bond Series (fund) provided a total return of 7.17%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance. An underweight exposure to the treasury sector further lifted relative results.
    The fund's overweight allocation to BB-rated bonds, particularly within the industrials sector, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight allocation and bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.17%	0.15%	2.63%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,494,974,613	Average Effective Maturity (yrs):	7.0
Total Number of Holdings:	744	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	7,249,257
Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Composition including fixed income credit
quality
AAA	13.1%
AA	5.9%
A	9.3%
BBB	24.3%
BB	4.3%
B	2.0%
U.S. Government	22.0%
Federal Agencies	17.2%
Not Rated	0.3%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBIC-ANN

MFS® Total Return Bond Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Total Return Bond Series (fund) provided a total return of 6.94%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance. An underweight exposure to the treasury sector further lifted relative results.
    The fund's overweight allocation to BB-rated bonds, particularly within the industrials sector, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's underweight allocation and bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.94%	(0.09)%	2.38%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,494,974,613	Average Effective Maturity (yrs):	7.0
Total Number of Holdings:	744	Average Effective Duration (yrs):	5.9
Total Management Fee ($)#:	7,249,257
Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Composition including fixed income credit
quality
AAA	13.1%
AA	5.9%
A	9.3%
BBB	24.3%
BB	4.3%
B	2.0%
U.S. Government	22.0%
Federal Agencies	17.2%
Not Rated	0.3%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFBSC-ANN

MFS® Research Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$80	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Research Series (fund) provided a total return of 12.85%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in both the capital goods and financial services sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, communication services, and consumer cyclicals sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.85%	11.15%	12.93%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	374,511,679	Total Management Fee ($)#:	3,050,904
Total Number of Holdings:	99	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	34.6%
Financial Services	13.5%
Capital Goods	12.5%
Communication Services	10.6%
Consumer Cyclicals	10.2%
Health Care	9.9%
Energy	5.3%
Consumer Staples	3.0%
Top ten holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., "A"	4.4%
Meta Platforms, Inc., "A"	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.74% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRIC-ANN

MFS® Research Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Research Series (fund) provided a total return of 12.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection in both the capital goods and financial services sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, communication services, and consumer cyclicals sectors held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.57%	10.87%	12.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	374,511,679	Total Management Fee ($)#:	3,050,904
Total Number of Holdings:	99	Portfolio Turnover Rate (%):	42
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Global equity sectors
Technology	34.6%
Financial Services	13.5%
Capital Goods	12.5%
Communication Services	10.6%
Consumer Cyclicals	10.2%
Health Care	9.9%
Energy	5.3%
Consumer Staples	3.0%
Top ten holdings
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., "A"	4.4%
Meta Platforms, Inc., "A"	3.3%
Broadcom, Inc.	3.2%
Mastercard, Inc., "A"	2.8%
JPMorgan Chase & Co.	2.6%
Johnson & Johnson	1.5%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.99% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VFRSC-ANN

MFS® Global Equity Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$99	0.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Equity Series (fund) provided a total return of 13.59%, at net asset value. This compares with a return of 21.09% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Security selection and an underweight position in the consumer discretionary sector aided relative performance. The fund's avoidance of both the real estate and energy sectors further supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection within the materials, industrials, financials, communication services, and consumer staples sectors weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.59%	5.72%	8.91%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	21.09%	12.15%	12.17%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,712,790	Total Management Fee ($)#:	388,102
Total Number of Holdings:	81	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
Microsoft Corp.	4.1%
Alphabet, Inc., "A"	3.8%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Issuer country weightings
United States	53.4%
France	12.0%
United Kingdom	9.5%
Switzerland	5.5%
Germany	4.0%
Spain	3.5%
Canada	2.6%
Japan	1.8%
Netherlands	1.2%
Other Countries	6.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGEIC-ANN

MFS® Global Equity Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	1.18%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Equity Series (fund) provided a total return of 13.28%, at net asset value. This compares with a return of 21.09% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Security selection and an underweight position in the consumer discretionary sector aided relative performance. The fund's avoidance of both the real estate and energy sectors further supported relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection within the materials, industrials, financials, communication services, and consumer staples sectors weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	13.28%	5.45%	8.64%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	21.09%	12.15%	12.17%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	40,712,790	Total Management Fee ($)#:	388,102
Total Number of Holdings:	81	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
Microsoft Corp.	4.1%
Alphabet, Inc., "A"	3.8%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Charles Schwab Corp.	2.7%
Schneider Electric SE	2.5%
Willis Towers Watson PLC	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
Issuer country weightings
United States	53.4%
France	12.0%
United Kingdom	9.5%
Switzerland	5.5%
Germany	4.0%
Spain	3.5%
Canada	2.6%
Japan	1.8%
Netherlands	1.2%
Other Countries	6.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGESC-ANN

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$79	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Investors Trust Series (fund) provided a total return of 13.57%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection and an underweight position in the information technology sector detracted from relative returns.
    Stock selection within both the consumer staples and financials sectors further dampened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.57%	11.33%	12.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	246,942,754	Total Management Fee ($)#:	2,529,427
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.6%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.8%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGIIC-ANN

MFS® Investors Trust Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Investors Trust Series (fund) provided a total return of 13.32%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection and an underweight position in the information technology sector detracted from relative returns.
    Stock selection within both the consumer staples and financials sectors further dampened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	13.32%	11.06%	12.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	246,942,754	Total Management Fee ($)#:	2,529,427
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	34.0%
Financials	15.2%
Health Care	10.8%
Industrials	10.6%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	5.0%
Utilities	3.1%
Energy	2.6%
Materials	1.2%
Real Estate	0.4%
Top ten holdings
Microsoft Corp.	7.8%
NVIDIA Corp.	6.8%
Apple, Inc.	6.6%
Alphabet, Inc., "A"	5.9%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	3.2%
JPMorgan Chase & Co.	2.8%
Lam Research Corp.	2.0%
Visa, Inc., "A"	2.0%
Mastercard, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGISC-ANN

MFS® Value Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Value Series (fund) provided a total return of 13.01%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 15.91%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care sector aided relative performance.
    Stock selection and an underweight position in the real estate sector also strengthened relative results.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection and an underweight allocation to the information technology sector held back relative performance.
    The fund's underweight position in the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	13.01%	9.95%	10.05%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Value Index ∆	15.91%	11.33%	10.53%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,006,423,824	Total Management Fee ($)#:	16,487,698
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	32.0%
Industrials	17.9%
Health Care	14.8%
Utilities	8.7%
Information Technology	8.4%
Energy	5.7%
Consumer Staples	5.0%
Consumer Discretionary	3.4%
Real Estate	2.1%
Materials	1.3%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.4%
McKesson Corp.	3.0%
Cigna Group	2.9%
RTX Corp.	2.7%
Johnson & Johnson	2.6%
Boeing Co.	2.5%
Morgan Stanley	2.4%
American Express Co.	2.4%
Analog Devices, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUIC-ANN

MFS® Value Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Value Series (fund) provided a total return of 12.77%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 15.91%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care sector aided relative performance.
    Stock selection and an underweight position in the real estate sector also strengthened relative results.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection and an underweight allocation to the information technology sector held back relative performance.
    The fund's underweight position in the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.77%	9.69%	9.77%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 1000® Value Index ∆	15.91%	11.33%	10.53%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,006,423,824	Total Management Fee ($)#:	16,487,698
Total Number of Holdings:	72	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	32.0%
Industrials	17.9%
Health Care	14.8%
Utilities	8.7%
Information Technology	8.4%
Energy	5.7%
Consumer Staples	5.0%
Consumer Discretionary	3.4%
Real Estate	2.1%
Materials	1.3%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.4%
McKesson Corp.	3.0%
Cigna Group	2.9%
RTX Corp.	2.7%
Johnson & Johnson	2.6%
Boeing Co.	2.5%
Morgan Stanley	2.4%
American Express Co.	2.4%
Analog Devices, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLUSC-ANN

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 3.66%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 8.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within both the communication services and energy sectors aided relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and underweight positions in the information technology, industrials, and health care sectors weakened relative performance.
    Stock selection within the consumer discretionary sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.66%	3.26%	11.60%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Growth Index ∆	8.66%	6.65%	12.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,201,726	Total Management Fee ($)#:	2,591,474
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Equity sectors
Information Technology	19.7%
Consumer Discretionary	16.4%
Health Care	15.9%
Industrials	15.0%
Communication Services	10.7%
Financials	8.3%
Energy	4.2%
Real Estate	2.7%
Utilities	2.7%
Consumer Staples	1.6%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.1%
Take-Two Interactive Software, Inc.	3.4%
Vistra Corp.	2.7%
Monolithic Power Systems, Inc.	2.5%
Guidewire Software, Inc.	2.4%
Natera, Inc.	2.3%
LPL Financial Holdings, Inc.	2.3%
CBRE Group, Inc., "A"	2.2%
Live Nation Entertainment, Inc.	2.2%
TKO Group Holdings, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGIC-ANN

MFS® Mid Cap Growth Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 3.40%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 8.66%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within both the communication services and energy sectors aided relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and underweight positions in the information technology, industrials, and health care sectors weakened relative performance.
    Stock selection within the consumer discretionary sector also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	3.40%	3.03%	11.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Growth Index ∆	8.66%	6.65%	12.49%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,201,726	Total Management Fee ($)#:	2,591,474
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Equity sectors
Information Technology	19.7%
Consumer Discretionary	16.4%
Health Care	15.9%
Industrials	15.0%
Communication Services	10.7%
Financials	8.3%
Energy	4.2%
Real Estate	2.7%
Utilities	2.7%
Consumer Staples	1.6%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.1%
Take-Two Interactive Software, Inc.	3.4%
Vistra Corp.	2.7%
Monolithic Power Systems, Inc.	2.5%
Guidewire Software, Inc.	2.4%
Natera, Inc.	2.3%
LPL Financial Holdings, Inc.	2.3%
CBRE Group, Inc., "A"	2.2%
Live Nation Entertainment, Inc.	2.2%
TKO Group Holdings, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMGSC-ANN

MFS® New Discovery Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS New Discovery Series (fund) provided a total return of 12.96%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 13.01%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and materials sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.96%	(0.28)%	10.74%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Growth Index ∆	13.01%	3.18%	9.57%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	740,153,533	Total Management Fee ($)#:	6,303,343
Total Number of Holdings:	115	Portfolio Turnover Rate (%):	79
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	92.9%
Money Market Funds	7.1%
Equity sectors
Health Care	26.4%
Information Technology	21.8%
Industrials	16.7%
Consumer Discretionary	11.1%
Financials	6.1%
Energy	4.2%
Consumer Staples	2.3%
Materials	2.2%
Real Estate	2.1%
Top ten holdings
Advanced Energy Industries, Inc.	2.2%
Ligand Pharmaceuticals, Inc.	2.2%
Bio-Techne Corp.	1.8%
JFrog Ltd.	1.7%
nVent Electric PLC	1.7%
QXO, Inc.	1.7%
Genius Sports Ltd.	1.5%
Flowserve Corp.	1.5%
Schrodinger, Inc.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDIC-ANN

MFS® New Discovery Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.12%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS New Discovery Series (fund) provided a total return of 12.56%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 13.01%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the consumer discretionary sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and materials sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	12.56%	(0.54)%	10.46%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Growth Index ∆	13.01%	3.18%	9.57%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	740,153,533	Total Management Fee ($)#:	6,303,343
Total Number of Holdings:	115	Portfolio Turnover Rate (%):	79
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	92.9%
Money Market Funds	7.1%
Equity sectors
Health Care	26.4%
Information Technology	21.8%
Industrials	16.7%
Consumer Discretionary	11.1%
Financials	6.1%
Energy	4.2%
Consumer Staples	2.3%
Materials	2.2%
Real Estate	2.1%
Top ten holdings
Advanced Energy Industries, Inc.	2.2%
Ligand Pharmaceuticals, Inc.	2.2%
Bio-Techne Corp.	1.8%
JFrog Ltd.	1.7%
nVent Electric PLC	1.7%
QXO, Inc.	1.7%
Genius Sports Ltd.	1.5%
Flowserve Corp.	1.5%
Schrodinger, Inc.	1.4%
MACOM Technology Solutions Holdings, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VNDSC-ANN

MFS® Total Return Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$64	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Total Return Series (fund) provided a total return of 11.16%, at net asset value. This compares with returns of 17.88% and 7.30% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 13.70%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection within the financials sector benefited relative performance. The combination of an underweight position and stock selection in the consumer discretionary sector further lifted relative returns.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector aided relative performance.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within both the information technology and communication services sectors held back relative performance.
    Within the fixed income portion of the fund, bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.16%	6.42%	7.63%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Total Return Blended Index ∆	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,071,012,569	Total Management Fee ($)#:	13,722,080
Total Number of Holdings:	917	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	39.3%
Money Market Funds	0.4%
Equity sectors
Financials	15.7%
Health Care	11.8%
Industrials	6.8%
Consumer Staples	5.2%
Information Technology	4.9%
Energy	4.1%
Communication Services	4.0%
Utilities	2.9%
Consumer Discretionary	2.7%
Materials	2.2%
Composition including fixed income credit
quality
AAA	5.0%
AA	2.2%
A	5.1%
BBB	7.4%
CCC	0.0%
U.S. Government	9.7%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	60.3%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRIC-ANN

MFS® Total Return Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Total Return Series (fund) provided a total return of 10.91%, at net asset value. This compares with returns of 17.88% and 7.30% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 13.70%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection within the financials sector benefited relative performance. The combination of an underweight position and stock selection in the consumer discretionary sector further lifted relative returns.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector aided relative performance.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within both the information technology and communication services sectors held back relative performance.
    Within the fixed income portion of the fund, bond selection within the mortgage-backed securities (MBS) agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.91%	6.16%	7.36%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Total Return Blended Index ∆	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
∆	Source: FactSet Research Systems Inc.
If the 1-year return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.87%.
The MFS Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Standard & Poor's 500 Stock Index	60.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	2,071,012,569	Total Management Fee ($)#:	13,722,080
Total Number of Holdings:	917	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	39.3%
Money Market Funds	0.4%
Equity sectors
Financials	15.7%
Health Care	11.8%
Industrials	6.8%
Consumer Staples	5.2%
Information Technology	4.9%
Energy	4.1%
Communication Services	4.0%
Utilities	2.9%
Consumer Discretionary	2.7%
Materials	2.2%
Composition including fixed income credit
quality
AAA	5.0%
AA	2.2%
A	5.1%
BBB	7.4%
CCC	0.0%
U.S. Government	9.7%
Federal Agencies	9.9%
Not Rated	0.0%
Non-Fixed Income	60.3%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VTRSC-ANN

MFS® Utilities Series
MFS® Variable Insurance Trust
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.78%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Utilities Series (fund) provided a total return of 15.01%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 16.04%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the water utilities industry contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund’s positioning in the telecom-infrastructure industry, for which the benchmark has no exposure, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	15.01%	7.64%	9.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's 500 Utilities Index ∆	16.04%	9.73%	10.61%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,164,807,477	Total Management Fee ($)#:	8,311,869
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
NextEra Energy, Inc.	11.8%
Constellation Energy	8.6%
PG&E Corp.	5.9%
Xcel Energy, Inc.	5.2%
Sempra	5.0%
Vistra Corp.	4.1%
DTE Energy Co.	3.8%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.7%
Ameren Corp.	3.7%
Industry allocation
Utilities - Electric Power	92.1%
Natural Gas - Distribution	4.0%
Energy - Renewables	2.2%
Utilities - Water	1.7%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFIC-ANN

MFS® Utilities Series
MFS® Variable Insurance Trust
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.03%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Utilities Series (fund) provided a total return of 14.76%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 16.04%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the water utilities industry contributed to relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    The fund’s positioning in the telecom-infrastructure industry, for which the benchmark has no exposure, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	14.76%	7.38%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
Standard & Poor's 500 Utilities Index ∆	16.04%	9.73%	10.61%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vitsc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	1,164,807,477	Total Management Fee ($)#:	8,311,869
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
NextEra Energy, Inc.	11.8%
Constellation Energy	8.6%
PG&E Corp.	5.9%
Xcel Energy, Inc.	5.2%
Sempra	5.0%
Vistra Corp.	4.1%
DTE Energy Co.	3.8%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.7%
Ameren Corp.	3.7%
Industry allocation
Utilities - Electric Power	92.1%
Natural Gas - Distribution	4.0%
Energy - Renewables	2.2%
Utilities - Water	1.7%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VUFSC-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2025 and 2024, audit fees billed to the Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Global Equity Series	59,720	57,795
MFS Growth Series	60,774	58,824
MFS Investors Trust Series	59,720	57,795
MFS Mid Cap Growth Series	59,720	57,795
MFS New Discovery Series	57,300	57,795
MFS Research Series	60,907	58,954
MFS Total Return Bond Series	80,300	82,581
MFS Total Return Series	69,800	68,400
MFS Utilities Series	59,855	57,926
MFS Value Series	60,774	58,824
Total	628,870	616,689

For the fiscal years ended December 31, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Global Equity Series	2,400	2,400	0	0	0	0

To MFS Growth Series	2,400	2,400	0	0	0	0

To MFS Investors Trust Series	2,400	2,400	0	0	0	0

To MFS Mid Cap Growth	2,400	2,400	0	0	0	0
Series
To MFS New Discovery Series	2,400	2,400	0	0	0	0

To MFS Research Series	2,400	2,400	0	0	0	0

To MFS Total Return Bond	2,400	2,400	0	0	0	0
Series
To MFS Total Return Series	2,400	2,400	0	0	0	0

To MFS Utilities Series	2,400	2,400	0	0	0	0

To MFS Value Series	2,400	2,400	0	0	0	0

Total fees billed by
Deloitte to above Funds:	24,000	24,000	0	0	0	0
Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Global Equity
Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Growth Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Investors Trust
Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Mid Cap
Growth Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS New Discovery
Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Research
Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Total Return
Bond Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Total Return
Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Utilities
Series*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Value
Series*
Fees billed by Deloitte:	Aggregate fees for non-audit services:
	2025	2024
To MFS Global Equity Series, MFS and MFS Related	219,940
Entities#		255,300
To MFS Growth Series, MFS and MFS Related Entities#	219,940	255,300
To MFS Investors Trust Series, MFS and MFS Related	219,940
Entities#		255,300
To MFS Mid Cap Growth Series, MFS and MFS Related	219,940
Entities#		255,300
To MFS New Discovery Series, MFS and MFS Related	219,940
Entities#		255,300
To MFS Research Series, MFS and MFS Related Entities#	219,940	255,300
To MFS Total Return Bond Series, MFS and MFS Related	219,940
Entities#		255,300
To MFS Total Return Series, MFS and MFS Related	219,940
Entities#		255,300
To MFS Utilities Series, MFS and MFS Related Entities#	219,940	255,300
To MFS Value Series, MFS and MFS Related Entities#	219,940	255,300

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Mid Cap Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Growth Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 9.1%
Axon Enterprise, Inc. (a)	11,570	$6,570,950
BWX Technologies, Inc.	16,770	2,898,527
Curtiss-Wright Corp.	5,923	3,265,172
Hexcel Corp.	31,747	2,346,103
Howmet Aerospace, Inc.	68,529	14,049,816
Melrose Industries PLC	171,155	1,346,579
Mirion Technologies, Inc. (a)	32,177	753,585
		$31,230,732
Apparel Manufacturers – 0.8%
Amer Sports, Inc. (a)	48,078	$1,795,713
VF Corp.	56,643	1,024,106
		$2,819,819
Automotive – 1.8%
ACV Auctions, Inc. (a)	53,416	$428,396
Carvana Co. (a)	13,677	5,771,968
		$6,200,364
Biotechnology – 1.5%
Exact Sciences Corp. (a)	44,306	$4,499,717
Illumina, Inc. (a)	5,542	726,889
		$5,226,606
Broadcasting – 3.1%
Liberty Media Corp. (a)	12,315	$1,213,151
Spotify Technology S.A. (a)	3,731	2,166,629
TKO Group Holdings, Inc.	34,723	7,257,107
		$10,636,887
Brokerage & Asset Managers – 8.1%
Ares Management Co.	24,852	$4,016,829
Bullish (a)(l)	18,947	717,523
Carlyle Group, Inc.	88,467	5,229,284
LPL Financial Holdings, Inc.	21,721	7,758,089
NASDAQ, Inc.	63,771	6,194,077
Robinhood Markets, Inc. (a)	34,416	3,892,450
		$27,808,252
Business Services – 1.7%
CoStar Group, Inc. (a)	27,374	$1,840,628
Morningstar, Inc.	2,584	561,529
TransUnion	39,406	3,379,064
		$5,781,221
Computer Software – 12.0%
Cadence Design Systems, Inc. (a)	15,969	$4,991,590
Cloudflare, Inc., “A” (a)	27,788	5,478,404
Constellation Software, Inc.	1,866	4,488,297
Datadog, Inc., “A” (a)	32,637	4,438,306
VMGFS-ANN
1

MFS Mid Cap Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Figma, Inc. (a)	6,052	$226,163
Guidewire Software, Inc. (a)	40,726	8,186,333
Manhattan Associates, Inc. (a)	13,499	2,339,512
MongoDB, Inc. (a)	3,753	1,575,097
Netskope, Inc., “A” (a)	22,900	401,666
Okta, Inc. (a)	39,990	3,457,935
Pegasystems, Inc.	30,992	1,850,842
ServiceTitan, Inc., “A” (a)	6,549	697,469
Tyler Technologies, Inc. (a)	1,363	618,734
Unity Software, Inc. (a)	50,555	2,233,014
		$40,983,362
Computer Software - Systems – 0.8%
Seagate Technology Holdings PLC	7,390	$2,035,132
Wix.com Ltd. (a)	6,253	649,624
		$2,684,756
Construction – 1.4%
Vulcan Materials Co.	17,030	$4,857,297
Consumer Products – 0.2%
ODDITY Tech Ltd. (a)	17,823	$716,128
Electrical Equipment – 1.2%
AMETEK, Inc.	4,841	$993,906
Hubbell, Inc.	2,561	1,137,366
Vertiv Holdings Co.	12,565	2,035,655
		$4,166,927
Electronics – 4.5%
ASM International N.V.	2,518	$1,517,898
Coherent Corp. (a)	14,540	2,683,648
Jabil Circuit, Inc.	9,350	2,131,987
MACOM Technology Solutions Holdings, Inc. (a)	2,851	488,319
Monolithic Power Systems, Inc.	9,367	8,489,874
		$15,311,726
Energy - Independent – 1.5%
Antero Resources Corp. (a)	41,770	$1,439,394
Expand Energy Corp.	32,433	3,579,306
		$5,018,700
Energy - Renewables – 0.5%
Bloom Energy Corp. (a)	9,438	$820,068
Generac Holdings, Inc. (a)	6,067	827,357
		$1,647,425
Engineering - Construction – 2.4%
EMCOR Group, Inc.	1,951	$1,193,602
Quanta Services, Inc.	16,307	6,882,533
		$8,076,135
Entertainment – 2.2%
Live Nation Entertainment, Inc. (a)	51,963	$7,404,728
2

MFS Mid Cap Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.5%
Celsius Holdings, Inc. (a)	41,399	$1,893,590
Gaming & Lodging – 5.9%
Carnival Corp.	79,505	$2,428,083
DraftKings, Inc. (a)	120,069	4,137,578
Hyatt Hotels Corp.	26,416	4,235,013
Royal Caribbean Cruises Ltd.	9,995	2,787,805
Sportradar Group AG (a)	87,718	2,085,057
Viking Holdings Ltd. (a)	64,228	4,586,521
		$20,260,057
Leisure & Toys – 5.4%
Roblox Corp., “A” (a)	84,687	$6,862,187
Take-Two Interactive Software, Inc. (a)	45,321	11,603,536
		$18,465,723
Machinery & Tools – 1.6%
Trimble, Inc. (a)	70,467	$5,521,089
Medical & Health Technology & Services – 1.1%
Charles River Laboratories International, Inc. (a)	11,959	$2,385,581
Tempus AI, Inc. (a)	5,396	318,634
Veeva Systems, Inc. (a)	4,312	962,568
		$3,666,783
Medical Equipment – 10.5%
Agilent Technologies, Inc.	33,768	$4,594,812
Bio-Rad Laboratories, Inc., “A” (a)	6,718	2,035,487
Bio-Techne Corp.	43,504	2,558,470
Caris Life Sciences, Inc. (a)(l)	11,896	320,954
DexCom, Inc. (a)	12,873	854,381
Masimo Corp. (a)	40,704	5,293,962
Medline, Inc., “A” (a)	43,648	1,833,216
Natera, Inc. (a)	34,422	7,885,736
Repligen Corp. (a)	19,857	3,253,768
STERIS PLC	15,624	3,960,997
Waters Corp. (a)	8,975	3,408,974
		$36,000,757
Metals & Mining – 1.1%
Cameco Corp.	40,932	$3,744,869
Natural Gas - Pipeline – 1.6%
Cheniere Energy, Inc.	28,045	$5,451,668
Network & Telecom – 0.6%
Ciena Corp. (a)	9,607	$2,246,789
Pharmaceuticals – 2.8%
Alnylam Pharmaceuticals, Inc. (a)	7,979	$3,172,849
Ascendis Pharma, ADR (a)	30,678	6,541,777
		$9,714,626
Pollution Control – 0.8%
GFL Environmental, Inc.	64,511	$2,770,747
3

MFS Mid Cap Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.2%
CBRE Group, Inc., “A” (a)	46,570	$7,487,990
Restaurants – 3.0%
Aramark	59,843	$2,205,813
Cava Group, Inc. (a)	5,807	340,813
Performance Food Group Co. (a)	25,978	2,335,942
Wingstop, Inc.	22,256	5,307,833
		$10,190,401
Specialty Stores – 6.2%
BJ's Wholesale Club Holdings, Inc. (a)	5,433	$489,133
Burlington Stores, Inc. (a)	18,050	5,213,742
Coupang, Inc. (a)	202,574	4,778,721
Floor & Decor Holdings, Inc., “A” (a)	12,809	779,940
Grab Holdings Ltd., “A” (a)	138,907	693,146
O'Reilly Automotive, Inc. (a)	53,895	4,915,763
Tapestry, Inc.	26,797	3,423,853
Tractor Supply Co.	16,211	810,712
		$21,105,010
Utilities - Electric Power – 2.7%
Vistra Corp.	56,515	$9,117,565
Total Common Stocks (Identified Cost, $249,730,994)		$338,208,729

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,984	$0

Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $3,783,505)	3,783,355	$3,784,111
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $942,970)	942,970	$942,970
Other Assets, Less Liabilities – (0.2)%		(734,084)
Net Assets – 100.0%		$342,201,726

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,784,111 and
$339,151,699, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

4

MFS Mid Cap Growth Series
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Mid Cap Growth Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $894,704 of securities on loan (identified cost, $250,673,964)	$339,151,699
Investments in affiliated issuers, at value (identified cost, $3,783,505)	3,784,111
Foreign currency, at value (identified cost, $21)	21
Receivables for
Fund shares sold	819,007
Interest and dividends	32,770
Other assets	1,245
Total assets	$343,788,853
Liabilities
Payables for
Fund shares reacquired	$560,752
Collateral for securities loaned, at value	942,970
Payable to affiliates
Investment adviser	13,964
Administrative services fee	281
Shareholder servicing costs	379
Distribution and/or service fees	1,805
Payable for independent Trustees' compensation	56
Accrued expenses and other liabilities	66,920
Total liabilities	$1,587,127
Net assets	$342,201,726
Net assets consist of
Paid-in capital	$190,844,715
Total distributable earnings (loss)	151,357,011
Net assets	$342,201,726
Shares of beneficial interest outstanding	46,407,969

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$211,712,076	26,532,888	$7.98
Service Class	130,489,650	19,875,081	6.57
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,218,325
Dividends from affiliated issuers	187,701
Income on securities loaned	14,986
Other	14,966
Foreign taxes withheld	(9,959)
Total investment income	$1,426,019
Expenses
Management fee	$2,640,249
Distribution and/or service fees	329,757
Shareholder servicing costs	17,690
Administrative services fee	56,283
Independent Trustees' compensation	9,308
Custodian fee	24,028
Shareholder communications	18,057
Audit and tax fees	72,679
Legal fees	2,051
Miscellaneous	30,950
Total expenses	$3,201,052
Reduction of expenses by investment adviser	(48,775)
Net expenses	$3,152,277
Net investment income (loss)	$(1,726,258)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$63,864,511
Affiliated issuers	(144)
Foreign currency	(5,884)
Net realized gain (loss)	$63,858,483
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(47,485,796)
Affiliated issuers	434
Translation of assets and liabilities in foreign currencies	8
Net unrealized gain (loss)	$(47,485,354)
Net realized and unrealized gain (loss)	$16,373,129
Change in net assets from operations	$14,646,871
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(1,726,258)	$(1,261,726)
Net realized gain (loss)	63,858,483	61,606,310
Net unrealized gain (loss)	(47,485,354)	(11,551,101)
Change in net assets from operations	$14,646,871	$48,793,483
Total distributions to shareholders	$(61,876,373)	$(23,781,131)
Change in net assets from fund share transactions	$32,970,872	$(15,304,237)
Total change in net assets	$(14,258,630)	$9,708,115
Net assets
At beginning of period	356,460,356	346,752,241
At end of period	$342,201,726	$356,460,356
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.20	$8.57	$7.16	$11.72	$12.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.02)	$(0.01)	$(0.01)	$(0.05)
Net realized and unrealized gain (loss)	0.43	1.25	1.53	(3.28)	1.78
Total from investment operations	$0.39	$1.23	$1.52	$(3.29)	$1.73
Less distributions declared to shareholders
From net realized gain	$(1.61)	$(0.60)	$(0.11)	$(1.27)	$(2.65)
Net asset value, end of period (x)	$7.98	$9.20	$8.57	$7.16	$11.72
Total return (%) (k)(r)(s)(x)	3.66	14.72	21.32	(28.70)	14.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.80	0.80	0.80	0.80	0.79
Net investment income (loss)	(0.40)	(0.26)	(0.07)	(0.17)	(0.44)
Portfolio turnover rate	62	44	31	27	18
Net assets at end of period (000 omitted)	$211,712	$225,230	$226,799	$210,790	$306,174

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.86	$7.42	$6.23	$10.43	$11.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.04)	$(0.02)	$(0.03)	$(0.08)
Net realized and unrealized gain (loss)	0.37	1.08	1.32	(2.90)	1.63
Total from investment operations	$0.32	$1.04	$1.30	$(2.93)	$1.55
Less distributions declared to shareholders
From net realized gain	$(1.61)	$(0.60)	$(0.11)	$(1.27)	$(2.65)
Net asset value, end of period (x)	$6.57	$7.86	$7.42	$6.23	$10.43
Total return (%) (k)(r)(s)(x)	3.40	14.44	20.97	(28.79)	13.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.05	1.05	1.05	1.05	1.04
Net investment income (loss)	(0.65)	(0.51)	(0.32)	(0.41)	(0.68)
Portfolio turnover rate	62	44	31	27	18
Net assets at end of period (000 omitted)	$130,490	$131,231	$119,953	$104,914	$142,517

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Notes to Financial Statements
(1) Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
10

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$304,196,021	$—	$—	$304,196,021
Canada	11,003,913	0	—	11,003,913
Denmark	6,541,777	—	—	6,541,777
South Korea	4,778,721	—	—	4,778,721
Sweden	2,166,629	—	—	2,166,629
Switzerland	2,085,057	—	—	2,085,057
Finland	1,795,713	—	—	1,795,713
Netherlands	—	1,517,898	—	1,517,898
Israel	1,365,752	—	—	1,365,752
Other Countries	1,410,669	1,346,579	—	2,757,248
Investment Companies	4,727,081	—	—	4,727,081
Total	$340,071,333	$2,864,477	$—	$342,935,810
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the
11

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $894,704.  The fair value of the fund's investment securities on loan and a related liability of $942,970 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Long-term capital gains	$61,876,373	$23,781,131
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$255,726,596
Gross appreciation	98,414,331
Gross depreciation	(11,205,117)
Net unrealized appreciation (depreciation)	$87,209,214
Undistributed long-term capital gain	64,147,789
Other temporary differences	8
Total distributable earnings (loss)	$151,357,011
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$36,211,947	$14,360,498
Service Class	25,664,426	9,420,633
Total	$61,876,373	$23,781,131
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $48,775, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $16,280, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,410.
13

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of the Service Class for an amount of $23.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance,  the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $643,438 and $689,503, respectively. The sales transactions resulted in net realized gains (losses) of $(15,343).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $14,911, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $217,768,794 and $250,349,744, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,153,624	$35,657,280	2,711,815	$25,037,654
Service Class	3,886,247	28,952,754	3,219,021	25,366,970
	8,039,871	$64,610,034	5,930,836	$50,404,624
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,384,013	$36,211,947	1,638,265	$14,269,292
Service Class	3,774,180	25,664,426	1,266,214	9,420,633
	8,158,193	$61,876,373	2,904,479	$23,689,925
Shares reacquired
Initial Class	(6,478,521)	$(59,194,687)	(6,336,813)	$(58,094,072)
Service Class	(4,486,885)	(34,320,848)	(3,956,640)	(31,304,714)
	(10,965,406)	$(93,515,535)	(10,293,453)	$(89,398,786)
Net change
Initial Class	2,059,116	$12,674,540	(1,986,733)	$(18,787,126)
Service Class	3,173,542	20,296,332	528,595	3,482,889
	5,232,658	$32,970,872	(1,458,138)	$(15,304,237)
14

MFS Mid Cap Growth Series
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio,the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 17%, 9%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,685 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,335,732	$71,175,591	$69,727,502	$(144)	$434	$3,784,111

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$187,701	$—
15

MFS Mid Cap Growth Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Mid Cap Growth Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Growth Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Mid Cap Growth Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $68,065,000 as capital gain dividends paid during the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Growth Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Mid Cap Growth Series
Board Review of Investment Advisory Agreement
MFS Mid Cap Growth Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Initial Class shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
19

MFS Mid Cap Growth Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Global Equity Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.4%
Melrose Industries PLC	85,047	$669,115
MTU Aero Engines Holding AG	741	309,084
Rolls-Royce Holdings PLC	26,674	414,598
		$1,392,797
Airlines – 0.9%
Aena SME S.A.	13,728	$384,291
Alcoholic Beverages – 5.5%
Carlsberg A.S., “B”	1,707	$223,773
Davide Campari-Milano N.V.	70,816	459,793
Diageo PLC	19,435	418,644
Heineken N.V.	5,885	481,401
Pernod Ricard S.A.	7,581	649,001
		$2,232,612
Apparel Manufacturers – 4.8%
Burberry Group PLC (a)	13,077	$222,874
Compagnie Financiere Richemont S.A.	2,905	626,946
Hermes International	77	190,244
LVMH Moet Hennessy Louis Vuitton SE	1,220	919,758
		$1,959,822
Automotive – 0.7%
Aptiv PLC (a)	3,756	$285,794
Broadcasting – 0.7%
Walt Disney Co.	2,552	$290,341
Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	10,980	$1,097,012
Deutsche Boerse AG	906	237,971
London Stock Exchange Group PLC	3,184	383,400
		$1,718,383
Business Services – 5.9%
Accenture PLC, “A”	2,336	$626,749
Cognizant Technology Solutions Corp., “A”	2,648	219,784
Equifax, Inc.	762	165,339
Experian PLC	8,415	380,581
Fidelity National Information Services, Inc.	3,088	205,228
Intertek Group PLC	4,194	260,103
TransUnion	6,581	564,321
		$2,422,105
Chemicals – 0.5%
FUJIFILM Holdings Corp.	9,200	$196,404
VGEFS-ANN
1

MFS Global Equity Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 8.0%
Check Point Software Technologies Ltd. (a)	2,159	$400,624
Dassault Systemes SE	14,680	410,017
Microsoft Corp.	3,463	1,674,776
Sage Group PLC	22,203	323,313
Salesforce, Inc.	1,738	460,414
		$3,269,144
Computer Software - Systems – 4.6%
Amadeus IT Group S.A.	8,898	$652,657
Cap Gemini S.A.	4,408	730,021
Samsung Electronics Co. Ltd.	5,693	473,840
		$1,856,518
Conglomerates – 1.7%
Honeywell International, Inc.	3,475	$677,938
Construction – 1.9%
CRH PLC	2,999	$374,275
James Hardie Industries PLC (a)	18,586	385,660
		$759,935
Consumer Products – 2.1%
Haleon PLC	89,245	$450,877
International Flavors & Fragrances, Inc.	6,011	405,081
		$855,958
Electrical Equipment – 5.0%
Amphenol Corp., “A”	3,004	$405,960
Legrand S.A.	4,125	613,000
Schneider Electric SE	3,770	1,033,362
		$2,052,322
Electronics – 0.9%
Hoya Corp.	1,500	$226,810
Microchip Technology, Inc.	2,315	147,512
		$374,322
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	1,109	$344,056
Whitbread PLC	3,686	125,832
		$469,888
Insurance – 4.1%
Aon PLC	1,262	$445,335
Beazley PLC	18,268	204,075
Willis Towers Watson PLC	3,127	1,027,532
		$1,676,942
Interactive Media Services – 3.8%
Alphabet, Inc., “A”	4,964	$1,553,732
Machinery & Tools – 0.6%
Carrier Global Corp.	4,819	$254,636
2

MFS Global Equity Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.8%
Erste Group Bank AG	2,433	$292,713
Goldman Sachs Group, Inc.	576	506,304
National Bank of Greece S.A.	22,061	336,025
UBS Group AG	17,726	819,421
		$1,954,463
Medical Equipment – 12.4%
Abbott Laboratories	3,134	$392,659
Becton, Dickinson and Co.	4,520	877,197
Cooper Companies, Inc. (a)	6,344	519,954
Medtronic PLC	10,555	1,013,913
Olympus Corp.	25,200	321,003
STERIS PLC	1,893	479,913
Thermo Fisher Scientific, Inc.	1,693	981,009
Waters Corp. (a)	1,257	477,446
		$5,063,094
Other Banks & Diversified Financials – 5.5%
American Express Co.	1,742	$644,453
Grupo Financiero Banorte S.A. de C.V.	11,672	108,206
Julius Baer Group Ltd.	2,325	181,765
Visa, Inc., “A”	3,664	1,285,002
		$2,219,426
Pharmaceuticals – 2.9%
Merck KGaA	4,170	$598,566
Roche Holding AG	1,447	597,999
		$1,196,565
Railroad & Shipping – 3.6%
Canadian National Railway Co.	4,465	$441,365
Canadian Pacific Kansas City Ltd.	8,087	595,446
Union Pacific Corp.	1,818	420,540
		$1,457,351
Specialty Chemicals – 4.6%
Air Liquide S.A.	1,794	$337,603
Air Products & Chemicals, Inc.	1,578	389,798
Linde PLC	1,505	641,717
Symrise AG	5,999	485,606
		$1,854,724
Specialty Stores – 3.3%
Amazon.com, Inc. (a)	5,791	$1,336,679
Telecom - Infrastructure – 0.9%
Cellnex Telecom S.A.	11,336	$364,640
Telecom Services – 1.2%
Comcast Corp., “A” (a)	16,048	$479,675
Total Common Stocks (Identified Cost, $22,651,911)		$40,610,501
3

MFS Global Equity Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $603)	603	$603
When-Issued Equity Sale – (0.0)%
Interactive Media Services – (0.0)%
Versant Media Group, Inc. (a) (Proceeds Received, $11,305)	(240)	$(10,800)
Other Assets, Less Liabilities – 0.3%		112,486
Net Assets – 100.0%		$40,712,790

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $603 and
$40,610,501, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
4

MFS Global Equity Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $22,651,911)	$40,610,501
Investments in affiliated issuers, at value (identified cost, $603)	603
Receivables for
When-issued equity sale	11,305
Fund shares sold	39,950
Dividends	152,809
Receivable from investment adviser	10,495
Other assets	326
Total assets	$40,825,989
Liabilities
Payable to custodian	$23,481
Payables for
When-issued equity sale, at value	10,800
Fund shares reacquired	8,679
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	87
Distribution and/or service fees	129
Payable for independent Trustees' compensation	1
Payable for audit and tax fees	40,808
Payable for shareholder communications	16,097
Accrued expenses and other liabilities	13,023
Total liabilities	$113,199
Net assets	$40,712,790
Net assets consist of
Paid-in capital	$14,229,420
Total distributable earnings (loss)	26,483,370
Net assets	$40,712,790
Shares of beneficial interest outstanding	2,081,394

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$31,356,801	1,598,332	$19.62
Service Class	9,355,989	483,062	19.37
See Notes to Financial Statements
5

MFS Global Equity Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$805,871
Dividends from affiliated issuers	13,234
Income on securities loaned	959
Interest	57
Other	36
Foreign taxes withheld	(46,998)
Total investment income	$773,159
Expenses
Management fee	$394,171
Distribution and/or service fees	23,931
Shareholder servicing costs	5,234
Administrative services fee	17,500
Independent Trustees' compensation	3,025
Custodian fee	21,485
Shareholder communications	2,416
Audit and tax fees	74,753
Legal fees	458
Miscellaneous	32,936
Total expenses	$575,909
Reduction of expenses by investment adviser	(146,657)
Net expenses	$429,252
Net investment income (loss)	$343,907
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$8,665,277
Affiliated issuers	113
Foreign currency	6,945
Net realized gain (loss)	$8,672,335
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,403,475)
Affiliated issuers	(11)
Translation of assets and liabilities in foreign currencies	14,781
Net unrealized gain (loss)	$(3,388,705)
Net realized and unrealized gain (loss)	$5,283,630
Change in net assets from operations	$5,627,537
See Notes to Financial Statements
6

MFS Global Equity Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$343,907	$356,652
Net realized gain (loss)	8,672,335	7,007,326
Net unrealized gain (loss)	(3,388,705)	(4,442,026)
Change in net assets from operations	$5,627,537	$2,921,952
Total distributions to shareholders	$(7,357,004)	$(3,359,613)
Change in net assets from fund share transactions	$(4,135,395)	$(5,264,917)
Total change in net assets	$(5,864,862)	$(5,702,578)
Net assets
At beginning of period	46,577,652	52,280,230
At end of period	$40,712,790	$46,577,652
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.16	$21.47	$19.82	$26.90	$24.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.17	$0.19	$0.16	$0.12
Net realized and unrealized gain (loss)	2.52	1.04	2.55	(4.91)	4.07
Total from investment operations	$2.70	$1.21	$2.74	$(4.75)	$4.19
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.21)	$(0.17)	$(0.12)	$(0.17)
From net realized gain	(4.02)	(1.31)	(0.92)	(2.21)	(1.69)
Total distributions declared to shareholders	$(4.24)	$(1.52)	$(1.09)	$(2.33)	$(1.86)
Net asset value, end of period (x)	$19.62	$21.16	$21.47	$19.82	$26.90
Total return (%) (k)(r)(s)(x)	13.59	5.58	14.18	(17.73)	17.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26	1.22	1.17	1.17	1.13
Expenses after expense reductions	0.93	0.92	0.92	0.92	0.92
Net investment income (loss)	0.84	0.76	0.91	0.74	0.45
Portfolio turnover rate	25	20	9	7	12
Net assets at end of period (000 omitted)	$31,357	$36,772	$42,288	$39,840	$51,966

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$20.93	$21.25	$19.62	$26.64	$24.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.11	$0.14	$0.11	$0.05
Net realized and unrealized gain (loss)	2.49	1.04	2.51	(4.87)	4.03
Total from investment operations	$2.61	$1.15	$2.65	$(4.76)	$4.08
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.10)	$(0.05)	$(0.12)
From net realized gain	(4.02)	(1.31)	(0.92)	(2.21)	(1.69)
Total distributions declared to shareholders	$(4.17)	$(1.47)	$(1.02)	$(2.26)	$(1.81)
Net asset value, end of period (x)	$19.37	$20.93	$21.25	$19.62	$26.64
Total return (%) (k)(r)(s)(x)	13.28	5.36	13.88	(17.94)	16.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.51	1.47	1.42	1.42	1.38
Expenses after expense reductions	1.18	1.17	1.17	1.17	1.17
Net investment income (loss)	0.57	0.51	0.66	0.49	0.19
Portfolio turnover rate	25	20	9	7	12
Net assets at end of period (000 omitted)	$9,356	$9,806	$9,993	$9,473	$14,744

See Notes to Financial Statements
8

MFS Global Equity Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Global Equity Series
Notes to Financial Statements
(1) Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
10

MFS Global Equity Series
Notes to Financial Statements  - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$21,672,074	$—	$—	$21,672,074
France	—	4,883,006	—	4,883,006
United Kingdom	450,877	3,402,535	—	3,853,412
Switzerland	—	2,226,131	—	2,226,131
Germany	485,606	1,145,621	—	1,631,227
Spain	384,291	1,017,297	—	1,401,588
Canada	1,036,811	—	—	1,036,811
Japan	423,214	321,003	—	744,217
Netherlands	—	481,401	—	481,401
Other Countries	1,368,330	1,312,304	—	2,680,634
Investment Companies	603	—	—	603
Total	$25,821,806	$14,789,298	$—	$40,611,104
When-Issued Equity Sale	$(10,800)	$—	$—	$(10,800)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
11

MFS Global Equity Series
Notes to Financial Statements  - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
12

MFS Global Equity Series
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$548,997	$499,362
Long-term capital gains	6,808,007	2,860,251
Total distributions	$7,357,004	$3,359,613
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$23,201,302
Gross appreciation	18,395,266
Gross depreciation	(985,464)
Net unrealized appreciation (depreciation)	$17,409,802
Undistributed ordinary income	634,379
Undistributed long-term capital gain	8,428,765
Other temporary differences	10,424
Total distributable earnings (loss)	$26,483,370
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$5,766,953	$2,611,975
Service Class	1,590,051	747,638
Total	$7,357,004	$3,359,613
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $6,069, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $140,588, which is included in the reduction of total expenses in the Statement of Operations.
13

MFS Global Equity Series
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $4,947, which equated to 0.0113% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $287.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0400% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $10,841,360 and $21,755,808, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	124,604	$2,648,299	106,934	$2,351,455
Service Class	180,019	3,811,468	182,955	4,003,280
	304,623	$6,459,767	289,889	$6,354,735
Shares issued to shareholders in reinvestment of distributions
Initial Class	305,939	$5,766,953	122,284	$2,611,975
Service Class	85,349	1,590,051	35,366	747,638
	391,288	$7,357,004	157,650	$3,359,613
Shares reacquired
Initial Class	(569,607)	$(12,520,085)	(461,682)	$(10,187,823)
Service Class	(250,812)	(5,432,081)	(220,008)	(4,791,442)
	(820,419)	$(17,952,166)	(681,690)	$(14,979,265)
14

MFS Global Equity Series
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(139,064)	$(4,104,833)	(232,464)	$(5,224,393)
Service Class	14,556	(30,562)	(1,687)	(40,524)
	(124,508)	$(4,135,395)	(234,151)	$(5,264,917)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $200 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$199,383	$9,119,438	$9,318,320	$113	$(11)	$603

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,234	$—
15

MFS Global Equity Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Global Equity Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Equity Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

MFS Global Equity Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $7,489,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 47.28% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $573,972. The fund intends to pass through foreign tax credits of $41,422 for the fiscal year.
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
18

MFS Global Equity Series
Board Review of Investment Advisory Agreement
MFS Global Equity Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Global Equity Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
19

MFS Global Equity Series
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
20

MFS Global Equity Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
21

MFS Growth Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.5%
Axon Enterprise, Inc. (a)	5,792	$3,289,451
Curtiss-Wright Corp.	9,119	5,027,031
General Electric Co.	108,331	33,369,198
Howmet Aerospace, Inc.	165,704	33,972,634
		$75,658,314
Biotechnology – 0.5%
Gilead Sciences, Inc.	91,500	$11,230,710
Broadcasting – 2.5%
Netflix, Inc. (a)	232,149	$21,766,290
Spotify Technology S.A. (a)	44,882	26,063,426
TKO Group Holdings, Inc.	28,095	5,871,855
		$53,701,571
Brokerage & Asset Managers – 3.8%
Ares Management Co.	90,163	$14,573,046
KKR & Co., Inc.	254,774	32,478,589
LPL Financial Holdings, Inc.	37,380	13,351,015
NASDAQ, Inc.	230,341	22,373,021
		$82,775,671
Business Services – 0.6%
CoStar Group, Inc. (a)	59,714	$4,015,169
TransUnion	47,478	4,071,239
Verisk Analytics, Inc., “A”	21,704	4,854,968
		$12,941,376
Computer Software – 19.5%
AppLovin Corp. (a)	37,471	$25,248,709
Autodesk, Inc. (a)	107,518	31,826,403
Cadence Design Systems, Inc. (a)	79,781	24,937,945
CrowdStrike Holdings, Inc. (a)	20,648	9,678,957
Datadog, Inc., “A” (a)	46,654	6,344,478
Figma, Inc. (a)	3,347	125,077
Guidewire Software, Inc. (a)	53,001	10,653,731
Intuit, Inc.	12,764	8,455,129
Microsoft Corp.	559,873	270,765,780
MongoDB, Inc. (a)	11,858	4,976,684
SAP SE	33,885	8,296,841
ServiceNow, Inc. (a)	39,837	6,102,630
Snowflake, Inc., “A” (a)	49,082	10,766,628
Synopsys, Inc. (a)	18,502	8,690,759
		$426,869,751
Computer Software - Systems – 8.6%
Apple, Inc.	547,834	$148,934,151
Arista Networks, Inc. (a)	111,587	14,621,245
Seagate Technology Holdings PLC	22,933	6,315,519
VEGFS-ANN
1

MFS Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Shopify, Inc. (a)	111,390	$17,930,448
		$187,801,363
Construction – 0.5%
Vulcan Materials Co.	39,679	$11,317,244
Consumer Services – 0.7%
Airbnb, Inc., “A” (a)	24,345	$3,304,103
Uber Technologies, Inc. (a)	140,424	11,474,045
		$14,778,148
Electrical Equipment – 2.2%
Amphenol Corp., “A”	297,748	$40,237,665
Eaton Corp. PLC	27,594	8,788,965
		$49,026,630
Electronics – 18.9%
Broadcom, Inc.	181,595	$62,850,030
KLA Corp.	13,680	16,622,294
NVIDIA Corp.	1,655,997	308,843,440
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,639	24,809,276
		$413,125,040
Energy - Renewables – 1.7%
GE Vernova, Inc.	57,210	$37,390,740
Food & Beverages – 0.7%
Monster Worldwide, Inc. (a)	203,395	$15,594,295
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	79,564	$22,854,759
Interactive Media Services – 11.4%
Alphabet, Inc., “A”	572,488	$179,188,744
Meta Platforms, Inc., “A”	107,085	70,685,738
		$249,874,482
Leisure & Toys – 0.8%
Take-Two Interactive Software, Inc. (a)	70,587	$18,072,389
Machinery & Tools – 1.0%
Caterpillar, Inc.	18,984	$10,875,364
Trane Technologies PLC	30,398	11,830,902
		$22,706,266
Major Banks – 0.6%
Goldman Sachs Group, Inc.	16,131	$14,179,149
Medical Equipment – 6.0%
Abbott Laboratories	121,756	$15,254,809
Agilent Technologies, Inc.	55,087	7,495,688
Boston Scientific Corp. (a)	227,295	21,672,578
Danaher Corp.	112,131	25,669,029
Medline, Inc., “A” (a)	136,372	5,727,624
2

MFS Growth Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Medtronic PLC	217,329	$20,876,624
Thermo Fisher Scientific, Inc.	61,354	35,551,575
		$132,247,927
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	71,449	$13,888,971
Other Banks & Diversified Financials – 4.0%
Mastercard, Inc., “A”	131,059	$74,818,962
Moody's Corp.	23,560	12,035,626
		$86,854,588
Real Estate – 0.4%
CBRE Group, Inc., “A” (a)	59,582	$9,580,190
Restaurants – 0.7%
Starbucks Corp.	170,640	$14,369,594
Specialty Chemicals – 0.5%
Linde PLC	23,002	$9,807,823
Specialty Stores – 7.4%
Amazon.com, Inc. (a)	647,085	$149,360,160
O'Reilly Automotive, Inc. (a)	126,698	11,556,124
		$160,916,284
Tobacco – 0.8%
Philip Morris International, Inc.	110,512	$17,726,125
Utilities - Electric Power – 0.6%
Vistra Corp.	83,673	$13,498,965
Total Common Stocks (Identified Cost, $918,678,970)		$2,178,788,365
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $12,698,774)	12,697,383	$12,699,922
Other Assets, Less Liabilities – (0.1)%		(2,575,205)
Net Assets – 100.0%		$2,188,913,082

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,699,922 and
$2,178,788,365, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
3

MFS Growth Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $918,678,970)	$2,178,788,365
Investments in affiliated issuers, at value (identified cost, $12,698,774)	12,699,922
Cash	28,547
Receivables for
Fund shares sold	986,803
Dividends	577,738
Other assets	5,891
Total assets	$2,193,087,266
Liabilities
Payables for
Fund shares reacquired	$3,949,011
Payable to affiliates
Investment adviser	82,547
Administrative services fee	1,449
Shareholder servicing costs	1,036
Distribution and/or service fees	8,573
Payable for independent Trustees' compensation	56
Accrued expenses and other liabilities	131,512
Total liabilities	$4,174,184
Net assets	$2,188,913,082
Net assets consist of
Paid-in capital	$640,685,007
Total distributable earnings (loss)	1,548,228,075
Net assets	$2,188,913,082
Shares of beneficial interest outstanding	33,342,330

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,568,298,531	23,115,186	$67.85
Service Class	620,614,551	10,227,144	60.68
See Notes to Financial Statements
4

MFS Growth Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$10,064,875
Dividends from affiliated issuers	807,628
Other	42,138
Income on securities loaned	2,379
Interest	222
Foreign taxes withheld	(90,546)
Total investment income	$10,826,696
Expenses
Management fee	$15,083,441
Distribution and/or service fees	1,498,516
Shareholder servicing costs	57,796
Administrative services fee	289,083
Independent Trustees' compensation	46,554
Custodian fee	102,947
Shareholder communications	174,879
Audit and tax fees	74,384
Legal fees	41,756
Miscellaneous	53,577
Total expenses	$17,422,933
Reduction of expenses by investment adviser	(300,063)
Net expenses	$17,122,870
Net investment income (loss)	$(6,296,174)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$289,398,583
Affiliated issuers	(3,649)
Foreign currency	4,807
Net realized gain (loss)	$289,399,741
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(28,712,061)
Affiliated issuers	164
Translation of assets and liabilities in foreign currencies	20
Net unrealized gain (loss)	$(28,711,877)
Net realized and unrealized gain (loss)	$260,687,864
Change in net assets from operations	$254,391,690
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(6,296,174)	$(5,177,131)
Net realized gain (loss)	289,399,741	399,890,478
Net unrealized gain (loss)	(28,711,877)	157,006,420
Change in net assets from operations	$254,391,690	$551,719,767
Total distributions to shareholders	$(399,875,059)	$(161,162,021)
Change in net assets from fund share transactions	$171,155,212	$(86,101,554)
Total change in net assets	$25,671,843	$304,456,192
Net assets
At beginning of period	2,163,241,239	1,858,785,047
At end of period	$2,188,913,082	$2,163,241,239
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$73.31	$60.29	$48.02	$79.36	$73.81
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.16)	$(0.13)	$(0.01)	$(0.05)	$(0.25)
Net realized and unrealized gain (loss)	8.68	18.75	16.76	(24.26)	17.21
Total from investment operations	$8.52	$18.62	$16.75	$(24.31)	$16.96
Less distributions declared to shareholders
From net realized gain	$(13.98)	$(5.60)	$(4.48)	$(7.03)	$(11.41)
Net asset value, end of period (x)	$67.85	$73.31	$60.29	$48.02	$79.36
Total return (%) (k)(r)(s)(x)	12.19	31.47	35.86	(31.63)	23.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.73	0.74	0.74	0.72
Expenses after expense reductions	0.72	0.72	0.73	0.73	0.71
Net investment income (loss)	(0.22)	(0.19)	(0.03)	(0.09)	(0.32)
Portfolio turnover rate	45	33	23	18	12
Net assets at end of period (000 omitted)	$1,568,299	$1,578,587	$1,375,609	$1,160,108	$1,805,385

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$67.08	$55.68	$44.74	$74.74	$70.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.30)	$(0.28)	$(0.14)	$(0.18)	$(0.42)
Net realized and unrealized gain (loss)	7.88	17.28	15.56	(22.79)	16.34
Total from investment operations	$7.58	$17.00	$15.42	$(22.97)	$15.92
Less distributions declared to shareholders
From net realized gain	$(13.98)	$(5.60)	$(4.48)	$(7.03)	$(11.41)
Net asset value, end of period (x)	$60.68	$67.08	$55.68	$44.74	$74.74
Total return (%) (k)(r)(s)(x)	11.90	31.15	35.51	(31.80)	23.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99	0.98	0.99	0.99	0.97
Expenses after expense reductions	0.97	0.97	0.98	0.98	0.96
Net investment income (loss)	(0.47)	(0.43)	(0.27)	(0.34)	(0.57)
Portfolio turnover rate	45	33	23	18	12
Net assets at end of period (000 omitted)	$620,615	$584,655	$483,176	$383,804	$574,768

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Growth Series
Notes to Financial Statements
(1) Business and Organization
During the reporting period, MFS Growth Series (the fund) was a diversified series of MFS Variable Insurance Trust (the trust). On June 18, 2025, pursuant to shareholder approval, the fund became a non-diversified series of the trust. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
8

MFS Growth Series
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,178,788,365	$—	$—	$2,178,788,365
Investment Companies	12,699,922	—	—	12,699,922
Total	$2,191,488,287	$—	$—	$2,191,488,287
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss.  A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
9

MFS Growth Series
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Long-term capital gains	$399,875,059	$161,162,021
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$935,270,996
Gross appreciation	1,272,180,739
Gross depreciation	(15,963,448)
Net unrealized appreciation (depreciation)	$1,256,217,291
Undistributed long-term capital gain	292,010,784
Total distributable earnings (loss)	$1,548,228,075
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
10

MFS Growth Series
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$281,528,927	$116,812,317
Service Class	118,346,132	44,349,704
Total	$399,875,059	$161,162,021
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $300,063, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $54,309, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $3,487.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of the Service Class for an amount of $221.
11

MFS Growth Series
Notes to Financial Statements  - continued
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance,  the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $785,433 and $3,082,451, respectively. The sales transactions resulted in net realized gains (losses) of $537,728.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $41,879, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $963,571,725 and $1,201,139,644, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,302,187	$91,105,504	1,122,502	$78,482,654
Service Class	1,188,235	76,124,060	1,316,511	84,797,164
	2,490,422	$167,229,564	2,439,013	$163,279,818
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,249,182	$279,851,116	1,681,294	$116,093,354
Service Class	2,007,227	118,346,132	701,292	44,349,704
	6,256,409	$398,197,248	2,382,586	$160,443,058
Shares reacquired
Initial Class	(3,968,869)	$(284,243,057)	(4,089,048)	$(287,086,285)
Service Class	(1,683,953)	(110,028,543)	(1,979,457)	(122,738,145)
	(5,652,822)	$(394,271,600)	(6,068,505)	$(409,824,430)
Net change
Initial Class	1,582,500	$86,713,563	(1,285,252)	$(92,510,277)
Service Class	1,511,509	84,441,649	38,346	6,408,723
	3,094,009	$171,155,212	(1,246,906)	$(86,101,554)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 3% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
12

MFS Growth Series
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $10,360 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,152,490	$327,442,336	$325,891,419	$(3,649)	$164	$12,699,922

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$807,628	$—
13

MFS Growth Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Growth Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Growth Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Growth Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $439,863,000 as capital gain dividends paid during the fiscal year.
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Growth Series
Board Review of Investment Advisory Agreement
MFS Growth Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees noted that the total return performance (Class I shares) of the Fund’s retail counterpart, MFS Growth Fund, which has substantially similar investment strategies, was in the 3rd quintile relative to the
17

MFS Growth Series
Board Review of Investment Advisory Agreement - continued
other funds in its Broadridge performance universe for the five-year period ended December 31, 2024. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
18

MFS Value Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 8.7%
Boeing Co. (a)	232,884	$50,563,774
General Dynamics Corp.	127,390	42,887,117
Northrop Grumman Corp.	44,540	25,397,153
RTX Corp.	298,571	54,757,922
		$173,605,966
Alcoholic Beverages – 0.3%
Diageo PLC	254,979	$5,492,427
Brokerage & Asset Managers – 8.2%
Ares Management Co.	47,850	$7,733,995
Blackrock, Inc.	28,654	30,669,522
Citigroup, Inc.	344,827	40,237,863
KKR & Co., Inc.	266,222	33,937,981
LPL Financial Holdings, Inc.	38,209	13,647,109
NASDAQ, Inc.	404,600	39,298,798
		$165,525,268
Business Services – 3.0%
Accenture PLC, “A”	141,192	$37,881,813
Equifax, Inc.	101,212	21,960,980
		$59,842,793
Conglomerates – 1.2%
Honeywell International, Inc.	122,838	$23,964,466
Construction – 1.5%
CRH PLC	142,230	$17,750,304
Otis Worldwide Corp.	61,691	5,388,709
Sherwin-Williams Co.	23,219	7,523,653
		$30,662,666
Consumer Products – 1.7%
Kenvue, Inc.	291,743	$5,032,567
Kimberly-Clark Corp.	156,848	15,824,394
Reckitt Benckiser Group PLC	170,067	13,759,099
		$34,616,060
Electrical Equipment – 1.5%
Eaton Corp. PLC	60,320	$19,212,523
W.W. Grainger, Inc.	10,222	10,314,509
		$29,527,032
Electronics – 6.5%
Analog Devices, Inc.	160,063	$43,409,086
KLA Corp.	27,730	33,694,168
NXP Semiconductors N.V.	138,099	29,975,769
Texas Instruments, Inc.	139,452	24,193,528
		$131,272,551
VLUFS-ANN
1

MFS Value Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.4%
ConocoPhillips	384,428	$35,986,305
EOG Resources, Inc.	121,671	12,776,672
		$48,762,977
Energy - Integrated – 3.3%
Chevron Corp.	173,396	$26,427,284
Exxon Mobil Corp.	334,741	40,282,732
		$66,710,016
Food & Beverages – 2.2%
Coca-Cola Europacific Partners PLC	100,787	$9,141,381
Nestle S.A.	129,588	12,881,908
PepsiCo, Inc.	148,760	21,350,035
		$43,373,324
Gaming & Lodging – 1.6%
Marriott International, Inc., “A”	103,523	$32,116,976
Health Maintenance Organizations – 4.7%
Cigna Group	212,771	$58,560,962
Elevance Health, Inc.	57,041	19,995,723
Humana, Inc.	64,034	16,401,028
		$94,957,713
Insurance – 10.6%
Aon PLC	98,622	$34,801,731
Chubb Ltd.	114,034	35,592,292
Marsh & McLennan Cos., Inc.	199,407	36,993,987
Progressive Corp.	296,415	67,499,624
Travelers Cos., Inc.	130,958	37,985,677
		$212,873,311
Machinery & Tools – 3.2%
Caterpillar, Inc.	23,904	$13,693,885
Illinois Tool Works, Inc.	82,171	20,238,717
PACCAR, Inc.	221,523	24,258,984
Trane Technologies PLC	13,962	5,434,010
		$63,625,596
Major Banks – 10.7%
JPMorgan Chase & Co.	302,544	$97,485,728
Morgan Stanley	271,358	48,174,186
PNC Financial Services Group, Inc.	172,534	36,013,022
Wells Fargo & Co.	347,992	32,432,854
		$214,105,790
Medical & Health Technology & Services – 3.0%
McKesson Corp.	74,188	$60,855,675
Medical Equipment – 1.6%
Abbott Laboratories	230,800	$28,916,932
Medline, Inc., “A” (a)	77,908	3,272,136
		$32,189,068
2

MFS Value Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.4%
American Express Co.	128,054	$47,373,577
Pharmaceuticals – 5.5%
AbbVie, Inc.	135,213	$30,894,818
Johnson & Johnson	253,851	52,534,465
Merck & Co., Inc.	104,885	11,040,195
Pfizer, Inc.	619,746	15,431,675
		$109,901,153
Railroad & Shipping – 2.0%
Canadian National Railway Co.	60,438	$5,974,296
Union Pacific Corp.	143,789	33,261,272
		$39,235,568
Real Estate - Storage – 2.1%
Prologis, Inc., REIT	289,073	$36,903,059
Public Storage, Inc., REIT	20,072	5,208,684
		$42,111,743
Specialty Stores – 1.8%
Lowe's Cos., Inc.	153,233	$36,953,670
Tobacco – 0.8%
Philip Morris International, Inc.	95,645	$15,341,458
Utilities - Electric Power – 8.7%
American Electric Power Co., Inc.	81,366	$9,382,313
Dominion Energy, Inc.	592,409	34,709,243
Duke Energy Corp.	329,195	38,584,946
Exelon Corp.	333,120	14,520,701
PG&E Corp.	1,456,010	23,398,081
Southern Co.	322,010	28,079,272
Xcel Energy, Inc.	354,700	26,198,142
		$174,872,698
Total Common Stocks (Identified Cost, $935,922,166)		$1,989,869,542
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $13,979,423)	13,979,080	$13,981,876
Other Assets, Less Liabilities – 0.1%		2,572,406
Net Assets – 100.0%		$2,006,423,824

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,981,876 and
$1,989,869,542, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Value Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $935,922,166)	$1,989,869,542
Investments in affiliated issuers, at value (identified cost, $13,979,423)	13,981,876
Cash	13,124
Receivables for
Investments sold	1,697,246
Fund shares sold	791,569
Dividends	2,586,396
Other assets	5,703
Total assets	$2,008,945,456
Liabilities
Payables for
Investments purchased	$1,113,904
Fund shares reacquired	1,232,346
Payable to affiliates
Investment adviser	27,234
Administrative services fee	1,332
Shareholder servicing costs	789
Distribution and/or service fees	11,105
Payable for independent Trustees' compensation	10
Accrued expenses and other liabilities	134,912
Total liabilities	$2,521,632
Net assets	$2,006,423,824
Net assets consist of
Paid-in capital	$581,955,238
Total distributable earnings (loss)	1,424,468,586
Net assets	$2,006,423,824
Shares of beneficial interest outstanding	91,295,379

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,202,353,497	54,010,233	$22.26
Service Class	804,070,327	37,285,146	21.57
See Notes to Financial Statements
4

MFS Value Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$55,661,435
Dividends from affiliated issuers	890,586
Other	32,303
Income on securities loaned	1,104
Foreign taxes withheld	(312,560)
Total investment income	$56,272,868
Expenses
Management fee	$16,825,519
Distribution and/or service fees	2,787,602
Shareholder servicing costs	57,235
Administrative services fee	324,226
Independent Trustees' compensation	51,988
Custodian fee	116,095
Shareholder communications	76,537
Audit and tax fees	73,802
Legal fees	13,150
Miscellaneous	54,261
Total expenses	$20,380,415
Reduction of expenses by investment adviser	(762,744)
Net expenses	$19,617,671
Net investment income (loss)	$36,655,197
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$345,993,094
Affiliated issuers	(27)
Foreign currency	41,545
Net realized gain (loss)	$346,034,612
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(92,027,678)
Affiliated issuers	1,275
Translation of assets and liabilities in foreign currencies	84,379
Net unrealized gain (loss)	$(91,942,024)
Net realized and unrealized gain (loss)	$254,092,588
Change in net assets from operations	$290,747,785
See Notes to Financial Statements
5

MFS Value Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$36,655,197	$37,797,705
Net realized gain (loss)	346,034,612	187,167,952
Net unrealized gain (loss)	(91,942,024)	50,366,148
Change in net assets from operations	$290,747,785	$275,331,805
Total distributions to shareholders	$(227,272,100)	$(227,399,514)
Change in net assets from fund share transactions	$(569,547,033)	$10,350,105
Total change in net assets	$(506,071,348)	$58,282,396
Net assets
At beginning of period	2,512,495,172	2,454,212,776
At end of period	$2,006,423,824	$2,512,495,172
See Notes to Financial Statements
6

MFS Value Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.63	$21.27	$21.55	$24.72	$20.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.36	$0.36	$0.35	$0.31
Net realized and unrealized gain (loss)	2.37	2.12	1.22	(1.83)	4.84
Total from investment operations	$2.73	$2.48	$1.58	$(1.48)	$5.15
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.38)	$(0.36)	$(0.32)	$(0.31)
From net realized gain	(1.73)	(1.74)	(1.50)	(1.37)	(0.52)
Total distributions declared to shareholders	$(2.10)	$(2.12)	$(1.86)	$(1.69)	$(0.83)
Net asset value, end of period (x)	$22.26	$21.63	$21.27	$21.55	$24.72
Total return (%) (k)(r)(s)(x)	13.01	11.61	7.93	(5.91)	25.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72	0.72	0.72	0.72	0.72
Expenses after expense reductions	0.69	0.69	0.69	0.70	0.70
Net investment income (loss)	1.62	1.60	1.73	1.60	1.33
Portfolio turnover rate	11	15	16	13	9
Net assets at end of period (000 omitted)	$1,202,353	$1,352,605	$1,246,269	$1,207,158	$1,363,583

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.01	$20.72	$21.03	$24.16	$19.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.29	$0.30	$0.29	$0.24
Net realized and unrealized gain (loss)	2.31	2.07	1.19	(1.79)	4.75
Total from investment operations	$2.60	$2.36	$1.49	$(1.50)	$4.99
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.33)	$(0.30)	$(0.26)	$(0.27)
From net realized gain	(1.73)	(1.74)	(1.50)	(1.37)	(0.52)
Total distributions declared to shareholders	$(2.04)	$(2.07)	$(1.80)	$(1.63)	$(0.79)
Net asset value, end of period (x)	$21.57	$21.01	$20.72	$21.03	$24.16
Total return (%) (k)(r)(s)(x)	12.77	11.30	7.69	(6.14)	25.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97	0.97	0.97	0.97	0.97
Expenses after expense reductions	0.94	0.94	0.94	0.95	0.95
Net investment income (loss)	1.36	1.35	1.48	1.35	1.08
Portfolio turnover rate	11	15	16	13	9
Net assets at end of period (000 omitted)	$804,070	$1,159,890	$1,207,943	$1,239,407	$1,469,104

See Notes to Financial Statements
7

MFS Value Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Value Series
Notes to Financial Statements
(1) Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Value Series
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,942,620,431	$—	$—	$1,942,620,431
United Kingdom	22,900,480	5,492,427	—	28,392,907
Switzerland	12,881,908	—	—	12,881,908
Canada	5,974,296	—	—	5,974,296
Investment Companies	13,981,876	—	—	13,981,876
Total	$1,998,358,991	$5,492,427	$—	$2,003,851,418
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
10

MFS Value Series
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$41,299,746	$39,172,482
Long-term capital gains	185,972,354	188,227,032
Total distributions	$227,272,100	$227,399,514
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$957,921,287
Gross appreciation	1,059,621,554
Gross depreciation	(13,691,423)
Net unrealized appreciation (depreciation)	$1,045,930,131
Undistributed ordinary income	38,914,293
Undistributed long-term capital gain	339,543,386
Other temporary differences	80,776
Total distributable earnings (loss)	$1,424,468,586
11

MFS Value Series
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$122,008,482	$118,804,687
Service Class	105,263,618	108,594,827
Total	$227,272,100	$227,399,514
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $337,821, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $424,923, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $54,741, which equated to 0.0022% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $2,494.
12

MFS Value Series
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 6 shares of Service Class for an aggregate amount of $127.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,921,518 and $658,959, respectively. The sales transactions resulted in net realized gains (losses) of $489,386.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $31,988, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $274,290,622 and $1,039,077,423, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,262,123	$93,882,116	11,063,345	$243,879,336
Service Class	4,753,060	102,018,935	5,256,696	113,945,679
	9,015,183	$195,901,051	16,320,041	$357,825,015
Shares issued to shareholders in reinvestment of distributions
Initial Class	5,690,694	$122,008,482	5,469,829	$118,804,687
Service Class	5,063,185	105,263,618	5,141,801	108,594,827
	10,753,879	$227,272,100	10,611,630	$227,399,514
Shares reacquired
Initial Class	(18,483,036)	$(406,993,888)	(12,584,842)	$(281,546,545)
Service Class	(27,741,330)	(585,726,296)	(13,500,589)	(293,327,879)
	(46,224,366)	$(992,720,184)	(26,085,431)	$(574,874,424)
Net change
Initial Class	(8,530,219)	$(191,103,290)	3,948,332	$81,137,478
Service Class	(17,925,085)	(378,443,743)	(3,102,092)	(70,787,373)
	(26,455,304)	$(569,547,033)	846,240	$10,350,105
13

MFS Value Series
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 4% and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $12,727 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,567,969	$330,087,228	$325,674,569	$(27)	$1,275	$13,981,876

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$890,586	$—
14

MFS Value Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Value Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Value Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
15

MFS Value Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $204,570,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Value Series
Board Review of Investment Advisory Agreement
MFS Value Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for the one-year period and the 5th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Value Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s retail counterpart.
18

MFS Value Series
Board Review of Investment Advisory Agreement - continued
In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
19

MFS Value Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Research Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.3%
Curtiss-Wright Corp.	2,393	$1,319,189
General Dynamics Corp.	7,658	2,578,142
Howmet Aerospace, Inc.	14,463	2,965,204
RTX Corp.	30,132	5,526,209
		$12,388,744
Automotive – 0.6%
Aptiv PLC (a)	27,147	$2,065,615
Biotechnology – 0.6%
Gilead Sciences, Inc.	18,529	$2,274,249
Broadcasting – 2.2%
Omnicom Group, Inc.	37,883	$3,059,052
Spotify Technology S.A. (a)	6,611	3,839,074
TKO Group Holdings, Inc.	5,982	1,250,238
		$8,148,364
Brokerage & Asset Managers – 2.4%
Charles Schwab Corp.	36,283	$3,625,035
CME Group, Inc.	12,539	3,424,150
KKR & Co., Inc.	14,054	1,791,604
		$8,840,789
Business Services – 2.3%
Accenture PLC, “A”	14,976	$4,018,061
Cognizant Technology Solutions Corp., “A”	23,580	1,957,140
TransUnion	31,297	2,683,718
		$8,658,919
Computer Software – 11.9%
Atlassian Corp. (a)	4,096	$664,125
Autodesk, Inc. (a)	9,167	2,713,524
Cadence Design Systems, Inc. (a)	10,386	3,246,456
Constellation Software, Inc.	989	2,378,846
Microsoft Corp. (s)	56,551	27,349,195
Okta, Inc. (a)	25,937	2,242,772
Salesforce, Inc.	15,024	3,980,008
Tyler Technologies, Inc. (a)	4,458	2,023,709
		$44,598,635
Computer Software - Systems – 7.1%
Apple, Inc.	85,068	$23,126,586
Arista Networks, Inc. (a)	16,071	2,105,783
Shopify, Inc. (a)	9,239	1,487,202
		$26,719,571
VFRFS-ANN
1

MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.4%
Allegion PLC	9,471	$1,507,973
CRH PLC	24,129	3,011,299
Ferguson Enterprises, Inc.	5,984	1,332,218
Pulte Homes, Inc.	13,754	1,612,794
Sherwin-Williams Co.	4,773	1,546,595
		$9,010,879
Consumer Products – 1.1%
Colgate-Palmolive Co.	22,116	$1,747,607
Estée Lauder Cos., Inc., “A”	10,124	1,060,185
Kenvue, Inc.	83,940	1,447,965
		$4,255,757
Consumer Services – 0.6%
Uber Technologies, Inc. (a)	25,380	$2,073,800
Electrical Equipment – 2.7%
Amphenol Corp., “A”	18,842	$2,546,308
Eaton Corp. PLC	6,704	2,135,291
Emerson Electric Co.	24,878	3,301,808
W.W. Grainger, Inc.	2,067	2,085,706
		$10,069,113
Electronics – 13.2%
Broadcom, Inc.	34,959	$12,099,310
Coherent Corp. (a)	7,073	1,305,463
Lam Research Corp.	30,072	5,147,725
NVIDIA Corp.	166,466	31,045,909
		$49,598,407
Energy - Independent – 1.2%
ConocoPhillips	31,292	$2,929,244
EQT Corp.	12,079	647,434
Valero Energy Corp.	5,859	953,787
		$4,530,465
Energy - Integrated – 1.4%
Exxon Mobil Corp.	43,799	$5,270,772
Food & Beverages – 1.1%
Mondelez International, Inc.	24,605	$1,324,487
PepsiCo, Inc.	19,042	2,732,908
		$4,057,395
Gaming & Lodging – 1.0%
Hilton Worldwide Holdings, Inc.	9,122	$2,620,295
Viking Holdings Ltd. (a)	16,142	1,152,700
		$3,772,995
Health Maintenance Organizations – 1.1%
Cigna Group	10,919	$3,005,237
Humana, Inc.	4,495	1,151,304
		$4,156,541
2

MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.2%
Aon PLC	8,142	$2,873,149
Chubb Ltd.	11,029	3,442,372
Progressive Corp.	12,507	2,848,094
Willis Towers Watson PLC	8,034	2,639,972
		$11,803,587
Interactive Media Services – 7.7%
Alphabet, Inc., “A” (s)	53,157	$16,638,141
Meta Platforms, Inc., “A”	18,489	12,204,404
		$28,842,545
Machinery & Tools – 2.6%
Caterpillar, Inc.	5,829	$3,339,259
Nordson Corp.	10,990	2,642,326
Pentair PLC	16,744	1,743,720
Trane Technologies PLC	4,906	1,909,415
		$9,634,720
Major Banks – 4.6%
JPMorgan Chase & Co.	30,524	$9,835,443
Morgan Stanley	20,233	3,591,965
PNC Financial Services Group, Inc.	18,108	3,779,683
		$17,207,091
Medical & Health Technology & Services – 0.6%
McKesson Corp.	2,875	$2,358,334
Medical Equipment – 4.6%
Becton, Dickinson and Co.	15,734	$3,053,498
Boston Scientific Corp. (a)	24,315	2,318,435
Medtronic PLC	37,105	3,564,306
STERIS PLC	7,773	1,970,611
Thermo Fisher Scientific, Inc.	6,661	3,859,717
Waters Corp. (a)	6,458	2,452,942
		$17,219,509
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	4,040	$785,336
Oil Services – 0.2%
TechnipFMC PLC	18,572	$827,568
Other Banks & Diversified Financials – 3.4%
Mastercard, Inc., “A”	18,213	$10,397,437
Moody's Corp.	4,460	2,278,391
		$12,675,828
Pharmaceuticals – 2.9%
AbbVie, Inc.	10,973	$2,507,221
Johnson & Johnson	27,542	5,699,817
Pfizer, Inc.	105,156	2,618,384
		$10,825,422
3

MFS Research Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.4%
GFL Environmental, Inc.	37,232	$1,599,114
Railroad & Shipping – 0.6%
Union Pacific Corp.	8,898	$2,058,285
Restaurants – 1.8%
Aramark	86,221	$3,178,106
Starbucks Corp.	22,806	1,920,494
U.S. Foods Holding Corp. (a)	23,282	1,753,600
		$6,852,200
Specialty Stores – 6.8%
Amazon.com, Inc. (a)(s)	77,980	$17,999,344
BJ's Wholesale Club Holdings, Inc. (a)	24,144	2,173,684
Floor & Decor Holdings, Inc., “A” (a)	22,787	1,387,500
TJX Cos., Inc.	16,939	2,602,000
Tractor Supply Co.	27,885	1,394,529
		$25,557,057
Telecom - Infrastructure – 0.7%
American Tower Corp., REIT	15,521	$2,725,022
Tobacco – 0.8%
Philip Morris International, Inc.	18,931	$3,036,532
Utilities - Electric Power – 2.2%
Alliant Energy Corp.	26,811	$1,742,983
Duke Energy Corp.	17,597	2,062,544
PG&E Corp.	110,585	1,777,101
PPL Corp.	44,397	1,554,783
Vistra Corp.	6,833	1,102,368
		$8,239,779
Total Common Stocks (Identified Cost, $214,288,910)		$372,738,939

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,981	$0

Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $1,619,514)	1,619,323	$1,619,647
Other Assets, Less Liabilities – 0.0%		153,093
Net Assets – 100.0%		$374,511,679
4

MFS Research Series
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,619,647 and
$372,738,939, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At December 31, 2025, the fund had cash collateral of $5,271 and other liquid securities collateral with an aggregate value of $580,534. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Research Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $214,288,910)	$372,738,939
Investments in affiliated issuers, at value (identified cost, $1,619,514)	1,619,647
Cash	10,013
Deposits with brokers	5,271
Receivables for
Fund shares sold	121,493
Dividends	228,691
Receivable from investment adviser	4,397
Other assets	1,100
Total assets	$374,729,551
Liabilities
Payables for
Fund shares reacquired	$145,808
Payable to affiliates
Administrative services fee	301
Shareholder servicing costs	494
Distribution and/or service fees	1,318
Payable for audit and tax fees	40,812
Accrued expenses and other liabilities	29,139
Total liabilities	$217,872
Net assets	$374,511,679
Net assets consist of
Paid-in capital	$96,880,199
Total distributable earnings (loss)	277,631,480
Net assets	$374,511,679
Shares of beneficial interest outstanding	12,351,026

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$279,122,885	9,154,542	$30.49
Service Class	95,388,794	3,196,484	29.84
See Notes to Financial Statements
6

MFS Research Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,584,073
Dividends from affiliated issuers	179,385
Other	11,828
Foreign taxes withheld	(5,294)
Total investment income	$4,769,992
Expenses
Management fee	$3,108,269
Distribution and/or service fees	298,537
Shareholder servicing costs	20,085
Administrative services fee	64,809
Independent Trustees' compensation	9,670
Custodian fee	22,619
Shareholder communications	46,111
Audit and tax fees	73,867
Legal fees	2,224
Miscellaneous	33,943
Total expenses	$3,680,134
Reduction of expenses by investment adviser	(262,690)
Net expenses	$3,417,444
Net investment income (loss)	$1,352,548
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$235,415,631
Affiliated issuers	(6,230)
Foreign currency	(1,114)
Net realized gain (loss)	$235,408,287
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(177,387,539)
Affiliated issuers	(349)
Translation of assets and liabilities in foreign currencies	594
Net unrealized gain (loss)	$(177,387,294)
Net realized and unrealized gain (loss)	$58,020,993
Change in net assets from operations	$59,373,541
See Notes to Financial Statements
7

MFS Research Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,352,548	$2,834,772
Net realized gain (loss)	235,408,287	87,809,083
Net unrealized gain (loss)	(177,387,294)	40,103,198
Change in net assets from operations	$59,373,541	$130,747,053
Total distributions to shareholders	$(90,443,254)	$(48,420,039)
Change in net assets from fund share transactions	$(361,469,703)	$(49,393,296)
Total change in net assets	$(392,539,416)	$32,933,718
Net assets
At beginning of period	767,051,095	734,117,377
At end of period	$374,511,679	$767,051,095
See Notes to Financial Statements
8

MFS Research Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$35.59	$31.97	$27.74	$38.59	$32.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.17	$0.19	$0.21	$0.13
Net realized and unrealized gain (loss)	3.98	5.76	5.86	(6.62)	7.92
Total from investment operations	$4.12	$5.93	$6.05	$(6.41)	$8.05
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.22)	$(0.16)	$(0.16)	$(0.20)
From net realized gain	(8.86)	(2.09)	(1.66)	(4.28)	(2.13)
Total distributions declared to shareholders	$(9.22)	$(2.31)	$(1.82)	$(4.44)	$(2.33)
Net asset value, end of period (x)	$30.49	$35.59	$31.97	$27.74	$38.59
Total return (%) (k)(r)(s)(x)	12.85	18.87	22.42	(17.21)	24.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.79	0.82	0.82	0.80
Expenses after expense reductions	0.75	0.77	0.79	0.79	0.78
Net investment income (loss)	0.42	0.48	0.64	0.68	0.35
Portfolio turnover rate	42	22	22	24	19
Net assets at end of period (000 omitted)	$279,123	$457,306	$423,942	$405,178	$384,928
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	0.77	0.77	0.77	0.77

See Notes to Financial Statements
9

MFS Research Series
Financial Highlights - continued
Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.81	$31.32	$27.20	$37.92	$32.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.12	$0.12	$0.04
Net realized and unrealized gain (loss)	3.92	5.63	5.73	(6.50)	7.79
Total from investment operations	$3.95	$5.71	$5.85	$(6.38)	$7.83
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.07)	$(0.06)	$(0.12)
From net realized gain	(8.86)	(2.09)	(1.66)	(4.28)	(2.13)
Total distributions declared to shareholders	$(8.92)	$(2.22)	$(1.73)	$(4.34)	$(2.25)
Net asset value, end of period (x)	$29.84	$34.81	$31.32	$27.20	$37.92
Total return (%) (k)(r)(s)(x)	12.57	18.56	22.12	(17.43)	24.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.04	1.07	1.07	1.05
Expenses after expense reductions	1.00	1.02	1.04	1.04	1.03
Net investment income (loss)	0.10	0.22	0.40	0.39	0.10
Portfolio turnover rate	42	22	22	24	19
Net assets at end of period (000 omitted)	$95,389	$309,746	$310,175	$290,421	$396,938
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	1.02	1.02	1.02	1.02

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Research Series
Notes to Financial Statements
(1) Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
11

MFS Research Series
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$363,434,703	$—	$—	$363,434,703
Canada	5,465,162	0	—	5,465,162
Sweden	3,839,074	—	—	3,839,074
Investment Companies	1,619,647	—	—	1,619,647
Total	$374,358,586	$0	$—	$374,358,586
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the year ended December 31, 2025, the fund did not enter into short sale transactions.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
12

MFS Research Series
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$9,907,706	$3,885,536
Long-term capital gains	80,535,548	44,534,503
Total distributions	$90,443,254	$48,420,039
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$216,962,795
Gross appreciation	163,709,588
Gross depreciation	(6,313,797)
Net unrealized appreciation (depreciation)	$157,395,791
Undistributed ordinary income	1,500,804
Undistributed long-term capital gain	118,734,881
Other temporary differences	4
Total distributable earnings (loss)	$277,631,480
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$67,160,892	$28,590,596
Service Class	23,282,362	19,829,443
Total	$90,443,254	$48,420,039
13

MFS Research Series
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $57,365, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
For the period from January 1, 2025 through July 31, 2025, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses did not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement terminated on July 31, 2025. For the period from January 1, 2025 through July 31, 2025, this reduction amounted to $106,201, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the period from August 1, 2025 through December 31, 2025, this reduction amounted to $99,124, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $18,213, which equated to 0.0044% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,872.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
14

MFS Research Series
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $153.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $11,515, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $178,390,295 and $391,622,281, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	419,944	$13,341,498	624,377	$21,767,236
Service Class	201,856	6,686,852	342,690	11,629,854
	621,800	$20,028,350	967,067	$33,397,090
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,311,907	$67,160,892	839,665	$28,590,596
Service Class	818,073	23,282,362	594,764	19,829,443
	3,129,980	$90,443,254	1,434,429	$48,420,039
Shares reacquired
Initial Class	(6,428,222)	$(232,833,753)	(1,871,794)	$(64,806,038)
Service Class	(6,721,813)	(239,107,554)	(1,941,171)	(66,404,387)
	(13,150,035)	$(471,941,307)	(3,812,965)	$(131,210,425)
Net change
Initial Class	(3,696,371)	$(152,331,363)	(407,752)	$(14,448,206)
Service Class	(5,701,884)	(209,138,340)	(1,003,717)	(34,945,090)
	(9,398,255)	$(361,469,703)	(1,411,469)	$(49,393,296)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund.
15

MFS Research Series
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,888 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,314,544	$202,774,275	$206,462,593	$(6,230)	$(349)	$1,619,647

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$179,385	$—
(8) Redemptions In-Kind
On February 7, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $234,254,866. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $116,265,298 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
16

MFS Research Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Research Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Research Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
17

MFS Research Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $88,590,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 77.98% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
19

MFS Research Series
Board Review of Investment Advisory Agreement
MFS Research Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Research Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
20

MFS Research Series
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2025, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
 The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
21

MFS Research Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
22

MFS New Discovery Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.7%
Aerospace & Defense – 3.7%
BETA Technologies, Inc., “A” (a)	59,576	$1,680,639
CACI International, Inc., “A” (a)	13,917	7,415,117
Karman Holdings, Inc. (a)	76,722	5,613,749
Mirion Technologies, Inc. (a)	256,658	6,010,930
Standard Aero, Inc. (a)	232,279	6,661,762
		$27,382,197
Apparel Manufacturers – 1.3%
Birkenstock Holding PLC (a)	154,225	$6,307,803
Columbia Sportswear Co.	60,380	3,326,334
		$9,634,137
Automotive – 2.5%
ACV Auctions, Inc. (a)	661,518	$5,305,374
Modine Manufacturing Co. (a)	54,382	7,260,541
Visteon Corp.	64,549	6,138,610
		$18,704,525
Biotechnology – 1.5%
ABSCI Corp. (a)(l)	451,688	$1,576,391
Adaptive Biotechnologies Corp. (a)	234,245	3,804,139
CG Oncology, Inc. (a)	53,271	2,211,812
Immunocore Holdings PLC, ADR (a)	102,016	3,540,975
		$11,133,317
Brokerage & Asset Managers – 5.8%
Bullish (a)(l)	47,719	$1,807,118
GCM Grosvenor, Inc., “A”	389,227	4,406,050
Hamilton Lane, Inc., “A”	73,400	9,858,354
Miami International Holdings, Inc. (a)(l)	71,533	3,174,634
PJT Partners, Inc.	49,699	8,309,673
StepStone Group, Inc.	121,847	7,818,922
WisdomTree Investments, Inc.	614,368	7,489,146
		$42,863,897
Chemicals – 0.8%
BioLife Solutions, Inc. (a)	253,266	$6,123,972
Computer Software – 10.3%
Alkami Technology, Inc. (a)	391,626	$9,034,812
CCC Intelligent Holdings, Inc. (a)	1,074,651	8,543,475
Elastic N.V. (a)	42,531	3,208,539
JFrog Ltd. (a)	206,825	12,918,289
Kinaxis, Inc. (a)	37,029	4,669,396
Netskope, Inc., “A” (a)	392,104	6,877,504
OneStream, Inc. (a)	276,795	5,087,492
Pegasystems, Inc.	163,211	9,746,961
SentinelOne, Inc., “A” (a)	388,208	5,823,120
ServiceTitan, Inc., “A” (a)	28,603	3,046,220
VNDFS-ANN
1

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Vertex, Inc., “A” (a)	364,694	$7,282,939
		$76,238,747
Computer Software - Systems – 2.4%
Box, Inc., “A” (a)	212,925	$6,368,587
Q2 Holdings, Inc. (a)	106,867	7,711,523
Wix.com Ltd. (a)	38,090	3,957,170
		$18,037,280
Construction – 5.6%
Independence Realty Trust, Inc., REIT	375,711	$6,567,428
James Hardie Industries PLC (a)	366,531	7,605,518
Knife River Corp. (a)	128,547	9,043,282
QXO, Inc. (a)	640,553	12,356,268
Simpson Manufacturing Co., Inc.	37,756	6,096,461
		$41,668,957
Consumer Products – 0.5%
ODDITY Tech Ltd. (a)	89,501	$3,596,150
Consumer Services – 0.7%
Adtalem Global Education, Inc. (a)	50,579	$5,233,409
Electrical Equipment – 3.6%
Advanced Drainage Systems, Inc.	30,141	$4,365,321
Littlefuse, Inc.	38,166	9,652,945
nVent Electric PLC	123,403	12,583,404
		$26,601,670
Electronics – 6.9%
Advanced Energy Industries, Inc.	77,898	$16,309,504
Formfactor, Inc. (a)	164,650	9,184,177
MACOM Technology Solutions Holdings, Inc. (a)	61,301	10,499,635
nLIGHT, Inc. (a)	200,509	7,521,093
TTM Technologies, Inc. (a)	103,593	7,147,917
		$50,662,326
Energy - Independent – 2.7%
Antero Resources Corp. (a)	157,631	$5,431,964
Matador Resources Co.	124,766	5,295,069
Permian Resources Corp.	263,212	3,692,864
Viper Energy, Inc., “A”	150,007	5,794,771
		$20,214,668
Energy - Renewables – 0.7%
Bloom Energy Corp. (a)	58,075	$5,046,137
Engineering - Construction – 3.4%
Legence Corp., “A” (a)	159,369	$6,859,242
Primoris Services Corp.	69,274	8,599,674
TopBuild Corp. (a)	22,678	9,461,035
		$24,919,951
2

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 2.3%
Genius Sports Ltd. (a)	994,075	$10,954,707
Sportradar Group AG (a)	258,339	6,140,718
		$17,095,425
General Merchandise – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	56,320	$6,173,235
Leisure & Toys – 2.8%
Brunswick Corp.	112,974	$8,387,190
Corsair Gaming, Inc. (a)	603,476	3,584,647
Patrick Industries, Inc.	80,302	8,707,146
		$20,678,983
Machinery & Tools – 2.8%
Crane Co.	51,215	$9,445,583
Flowserve Corp.	157,390	10,919,718
		$20,365,301
Medical & Health Technology & Services – 5.7%
Azenta, Inc. (a)	158,744	$5,279,825
Certara, Inc. (a)	224,013	1,973,555
Charles River Laboratories International, Inc. (a)	37,919	7,564,082
GeneDX Holdings Corp. (a)	42,251	5,495,165
Guardant Health, Inc. (a)	62,028	6,335,540
HealthEquity, Inc. (a)	39,126	3,584,333
Schrodinger, Inc. (a)	595,531	10,648,094
Tempus AI, Inc. (a)	20,004	1,181,236
		$42,061,830
Medical Equipment – 9.4%
Align Technology, Inc. (a)	38,781	$6,055,653
AtriCure, Inc. (a)	101,694	4,023,015
Billiontoone, Inc., “A” (a)	18,955	1,551,277
Bio-Techne Corp.	221,558	13,029,826
Caris Life Sciences, Inc. (a)(l)	63,553	1,714,660
Ceribell, Inc. (a)	130,477	2,861,360
Fractyl Health, Inc. (a)	210,899	463,978
Globus Medical, Inc. (a)	68,857	6,011,905
Integer Holdings Corp. (a)	119,533	9,374,973
iRhythm Technologies, Inc. (a)	34,949	6,201,350
Masimo Corp. (a)	68,198	8,869,832
PROCEPT BioRobotics Corp. (a)	68,506	2,155,199
UFP Technologies, Inc. (a)	32,066	7,119,614
		$69,432,642
Metals & Mining – 0.7%
Uranium Energy Corp. (a)	425,598	$4,970,985
Oil Services – 1.0%
TechnipFMC PLC	155,642	$6,935,407
Pharmaceuticals – 9.4%
Annexon, Inc. (a)	232,809	$1,168,701
Ascendis Pharma, ADR (a)	35,852	7,645,080
Collegium Pharmaceutical, Inc. (a)	185,025	8,566,658
3

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Cytokinetics, Inc. (a)	76,852	$4,883,176
Harmony Biosciences Holdings (a)	136,621	5,112,358
Ionis Pharmaceuticals, Inc. (a)	107,638	8,515,242
Kiniksa Pharmaceuticals International PLC (a)	93,026	3,837,323
Kymera Therapeutics, Inc. (a)	66,359	5,163,394
Legend Biotech Corp., ADR (a)	125,657	2,731,783
Ligand Pharmaceuticals, Inc. (a)	85,356	16,138,259
Neurocrine Biosciences, Inc. (a)	30,612	4,341,700
Ultragenyx Pharmaceutical, Inc. (a)	75,582	1,738,386
		$69,842,060
Pollution Control – 0.6%
GFL Environmental, Inc.	104,229	$4,476,636
Real Estate – 0.4%
DigitalBridge Group, Inc., REIT	199,454	$3,059,624
Real Estate - Storage – 1.2%
Terreno Realty Corp., REIT	152,040	$8,926,268
Restaurants – 3.6%
Black Rock Coffee Bar, Inc., “A” (a)(l)	291,933	$6,495,509
Chefs' Warehouse, Inc. (a)	158,721	9,893,080
U.S. Foods Holding Corp. (a)	50,456	3,800,346
Wingstop, Inc.	26,735	6,376,030
		$26,564,965
Trucking – 1.6%
Knight-Swift Transportation Holdings, Inc.	95,102	$4,971,932
XPO, Inc. (a)	50,312	6,837,904
		$11,809,836
Total Common Stocks (Identified Cost, $566,043,165)		$700,454,537
Contingent Value Rights – 0.0%
Biotechnology – 0.0%
Sanofi S.A., (a)(u) (Identified Cost, $6,433)	13,985	$0

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a) (Identified Cost, $0)	$ 2.565	11/23/22	2	$1

4

MFS New Discovery Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $40,098,554)	40,094,560	$40,102,578
Collateral for Securities Loaned – 1.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $13,507,781)	13,507,781	$13,507,781
Other Assets, Less Liabilities – (1.9)%		(13,911,364)
Net Assets – 100.0%		$740,153,533

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $40,102,578 and
$713,962,319, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $12,792,792 of securities on loan (identified cost, $579,557,379)	$713,962,319
Investments in affiliated issuers, at value (identified cost, $40,098,554)	40,102,578
Receivables for
Fund shares sold	119,415
Interest and dividends	385,288
Other assets	2,156
Total assets	$754,571,756
Liabilities
Payables for
Fund shares reacquired	$794,336
Collateral for securities loaned, at value	13,507,781
Payable to affiliates
Investment adviser	7,081
Administrative services fee	536
Shareholder servicing costs	977
Distribution and/or service fees	6,005
Payable for independent Trustees' compensation	16
Accrued expenses and other liabilities	101,491
Total liabilities	$14,418,223
Net assets	$740,153,533
Net assets consist of
Paid-in capital	$687,493,519
Total distributable earnings (loss)	52,660,014
Net assets	$740,153,533
Shares of beneficial interest outstanding	55,437,940

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$308,702,778	19,794,884	$15.60
Service Class	431,450,755	35,643,056	12.10
See Notes to Financial Statements
6

MFS New Discovery Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,620,488
Dividends from affiliated issuers	1,341,843
Income on securities loaned	237,609
Other	77,922
Foreign taxes withheld	(24,560)
Total investment income	$5,253,302
Expenses
Management fee	$6,401,882
Distribution and/or service fees	1,038,742
Shareholder servicing costs	38,782
Administrative services fee	102,390
Independent Trustees' compensation	16,682
Custodian fee	41,249
Shareholder communications	25,267
Audit and tax fees	69,578
Legal fees	3,828
Miscellaneous	34,877
Total expenses	$7,773,277
Reduction of expenses by investment adviser	(537,673)
Net expenses	$7,235,604
Net investment income (loss)	$(1,982,302)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$45,701,207
Affiliated issuers	(1,440)
Foreign currency	(1,929)
Net realized gain (loss)	$45,697,838
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$44,247,209
Affiliated issuers	(1,030)
Translation of assets and liabilities in foreign currencies	18,325
Net unrealized gain (loss)	$44,264,504
Net realized and unrealized gain (loss)	$89,962,342
Change in net assets from operations	$87,980,040
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(1,982,302)	$(1,634,268)
Net realized gain (loss)	45,697,838	29,975,917
Net unrealized gain (loss)	44,264,504	16,292,304
Change in net assets from operations	$87,980,040	$44,633,953
Change in net assets from fund share transactions	$(61,345,091)	$(46,304,789)
Total change in net assets	$26,634,949	$(1,670,836)
Net assets
At beginning of period	713,518,584	715,189,420
At end of period	$740,153,533	$713,518,584
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.81	$12.94	$11.31	$23.30	$26.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.01)	$(0.02)	$(0.04)	$(0.11)
Net realized and unrealized gain (loss)	1.81	0.88	1.65	(6.56)	0.92
Total from investment operations	$1.79	$0.87	$1.63	$(6.60)	$0.81
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(5.39)	$(4.47)
Net asset value, end of period (x)	$15.60	$13.81	$12.94	$11.31	$23.30
Total return (%) (k)(r)(s)(x)	12.96	6.72	14.41	(29.76)	1.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.95	0.94	0.95	0.94
Expenses after expense reductions	0.87	0.87	0.87	0.87	0.87
Net investment income (loss)	(0.13)	(0.08)	(0.14)	(0.23)	(0.42)
Portfolio turnover rate	79	66	61	48	79
Net assets at end of period (000 omitted)	$308,703	$294,444	$308,484	$286,747	$433,168

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.75	$10.10	$8.84	$19.84	$23.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.04)	$(0.04)	$(0.06)	$(0.16)
Net realized and unrealized gain (loss)	1.39	0.69	1.30	(5.55)	0.86
Total from investment operations	$1.35	$0.65	$1.26	$(5.61)	$0.70
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(5.39)	$(4.47)
Net asset value, end of period (x)	$12.10	$10.75	$10.10	$8.84	$19.84
Total return (%) (k)(r)(s)(x)	12.56	6.44	14.25	(29.99)	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.20	1.19	1.20	1.19
Expenses after expense reductions	1.12	1.12	1.12	1.12	1.12
Net investment income (loss)	(0.38)	(0.33)	(0.39)	(0.48)	(0.66)
Portfolio turnover rate	79	66	61	48	79
Net assets at end of period (000 omitted)	$431,451	$419,075	$406,706	$374,602	$572,116

(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS New Discovery Series
Notes to Financial Statements
(1) Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
10

MFS New Discovery Series
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$637,021,483	$1	$—	$637,021,484
United Kingdom	14,495,682	—	—	14,495,682
Canada	9,146,032	—	—	9,146,032
Denmark	7,645,080	—	—	7,645,080
Australia	7,605,518	—	—	7,605,518
Israel	7,553,320	—	—	7,553,320
Germany	6,307,803	—	—	6,307,803
Switzerland	6,140,718	—	—	6,140,718
China	2,731,783	—	—	2,731,783
Other Countries	1,807,118	—	0	1,807,118
Investment Companies	53,610,359	—	—	53,610,359
Total	$754,064,896	$1	$0	$754,064,897
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/24	$—
Received as part of a corporate action	0
Balance as of 12/31/25	$0
At December 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
11

MFS New Discovery Series
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $12,792,792.  The fair value of the fund's investment securities on loan and a related liability of $13,507,781 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
12

MFS New Discovery Series
Notes to Financial Statements  - continued
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The fund declared no distributions for the years ended December 31, 2025 and December 31, 2024.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$630,754,477
Gross appreciation	165,188,439
Gross depreciation	(41,878,019)
Net unrealized appreciation (depreciation)	$123,310,420
Capital loss carryforwards	(70,658,437)
Other temporary differences	8,031
Total distributable earnings (loss)	$52,660,014
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,869,197)
Long-Term	(68,789,240)
Total	$(70,658,437)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $98,539, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $439,134, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
13

MFS New Discovery Series
Notes to Financial Statements  - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $34,959, which equated to 0.0049% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $3,823.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0144% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 12 shares of Service Class for an aggregate amount of $133.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,219,757. The sales transactions resulted in net realized gains (losses) of $836,554.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $77,826, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $538,785,746 and $612,429,628, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,299,018	$32,302,887	1,654,145	$22,517,075
Service Class	3,424,201	37,136,016	4,792,292	51,827,318
	5,723,219	$69,438,903	6,446,437	$74,344,393
Shares reacquired
Initial Class	(3,823,329)	$(55,060,929)	(4,168,427)	$(56,342,543)
Service Class	(6,775,443)	(75,723,065)	(6,077,841)	(64,306,639)
	(10,598,772)	$(130,783,994)	(10,246,268)	$(120,649,182)
14

MFS New Discovery Series
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,524,311)	$(22,758,042)	(2,514,282)	$(33,825,468)
Service Class	(3,351,242)	(38,587,049)	(1,285,549)	(12,479,321)
	(4,875,553)	$(61,345,091)	(3,799,831)	$(46,304,789)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $3,277 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,058,546	$269,075,505	$258,029,003	$(1,440)	$(1,030)	$40,102,578

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,341,843	$—
15

MFS New Discovery Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS New Discovery Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS New Discovery Series
Board Review of Investment Advisory Agreement
MFS New Discovery Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS New Discovery Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
18

MFS New Discovery Series
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
19

MFS New Discovery Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Investors Trust Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Investors Trust Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.9%
Howmet Aerospace, Inc.	15,175	$3,111,179
RTX Corp.	21,561	3,954,287
		$7,065,466
Alcoholic Beverages – 0.6%
Diageo PLC	68,177	$1,468,581
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	2,722	$2,052,116
Brokerage & Asset Managers – 2.2%
CME Group, Inc.	12,012	$3,280,237
NASDAQ, Inc.	21,418	2,080,330
		$5,360,567
Business Services – 0.4%
TransUnion	12,180	$1,044,435
Computer Software – 10.6%
Check Point Software Technologies Ltd. (a)	17,232	$3,197,570
Microsoft Corp.	39,630	19,165,861
Salesforce, Inc.	14,142	3,746,357
		$26,109,788
Computer Software - Systems – 9.1%
Apple, Inc.	59,739	$16,240,644
Arista Networks, Inc. (a)	16,965	2,222,924
EPAM Systems, Inc. (a)	10,342	2,118,869
Seagate Technology Holdings PLC	7,133	1,964,357
		$22,546,794
Construction – 1.8%
Allegion PLC	17,683	$2,815,487
Otis Worldwide Corp.	20,096	1,755,386
		$4,570,873
Consumer Products – 2.6%
Colgate-Palmolive Co.	22,438	$1,773,051
Kenvue, Inc.	66,607	1,148,971
Procter & Gamble Co.	24,154	3,461,509
		$6,383,531
Electrical Equipment – 6.4%
AMETEK, Inc.	8,130	$1,669,170
Amphenol Corp., “A”	18,050	2,439,277
Eaton Corp. PLC	11,372	3,622,096
Emerson Electric Co.	24,919	3,307,250
Hubbell, Inc.	4,339	1,926,993
VGIFS-ANN
1

MFS Investors Trust Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity PLC	12,989	$2,955,127
		$15,919,913
Electronics – 12.1%
Analog Devices, Inc.	11,338	$3,074,866
KLA Corp.	2,197	2,669,531
Lam Research Corp.	29,036	4,970,382
NVIDIA Corp.	90,724	16,920,026
Texas Instruments, Inc.	12,371	2,146,245
		$29,781,050
Energy - Independent – 1.4%
ConocoPhillips	36,020	$3,371,832
Energy - Integrated – 1.2%
Exxon Mobil Corp.	25,036	$3,012,832
Health Maintenance Organizations – 1.0%
Cigna Group	9,404	$2,588,263
Insurance – 4.0%
Aon PLC	9,558	$3,372,827
Chubb Ltd.	12,142	3,789,761
Willis Towers Watson PLC	8,297	2,726,394
		$9,888,982
Interactive Media Services – 9.1%
Alphabet, Inc., “A”	46,016	$14,403,008
Meta Platforms, Inc., “A”	12,055	7,957,385
		$22,360,393
Machinery & Tools – 0.6%
Veralto Corp.	14,433	$1,440,125
Major Banks – 5.1%
Bank of America Corp.	20,236	$1,112,980
Goldman Sachs Group, Inc.	5,072	4,458,288
JPMorgan Chase & Co.	21,744	7,006,352
		$12,577,620
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	2,981	$543,198
Medical Equipment – 7.1%
Abbott Laboratories	21,500	$2,693,735
Agilent Technologies, Inc.	20,474	2,785,897
Becton, Dickinson and Co.	10,079	1,956,032
Medtronic PLC	38,484	3,696,773
STERIS PLC	13,081	3,316,295
Thermo Fisher Scientific, Inc.	5,144	2,980,691
		$17,429,423
2

MFS Investors Trust Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.9%
Mastercard, Inc., “A”	8,073	$4,608,714
Visa, Inc., “A”	14,061	4,931,334
		$9,540,048
Pharmaceuticals – 2.5%
Johnson & Johnson	16,822	$3,481,313
Vertex Pharmaceuticals, Inc. (a)	3,145	1,425,817
Zoetis, Inc.	10,482	1,318,845
		$6,225,975
Pollution Control – 0.7%
Waste Management, Inc.	8,227	$1,807,554
Restaurants – 0.9%
Aramark	59,894	$2,207,693
Specialty Chemicals – 1.2%
Linde PLC	6,681	$2,848,712
Specialty Stores – 7.4%
Amazon.com, Inc. (a)	51,596	$11,909,389
BJ's Wholesale Club Holdings, Inc. (a)	15,550	1,399,966
Costco Wholesale Corp.	3,289	2,836,236
TJX Cos., Inc.	13,185	2,025,348
		$18,170,939
Telecom - Infrastructure – 0.4%
American Tower Corp., REIT	6,258	$1,098,717
Utilities - Electric Power – 3.1%
Alliant Energy Corp.	41,539	$2,700,450
Southern Co.	21,055	1,835,996
Xcel Energy, Inc.	43,029	3,178,122
		$7,714,568
Total Common Stocks (Identified Cost, $129,187,236)		$245,129,988
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $1,964,288)	1,963,970	$1,964,362
Other Assets, Less Liabilities – (0.1)%		(151,596)
Net Assets – 100.0%		$246,942,754

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,964,362 and
$245,129,988, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Investors Trust Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $129,187,236)	$245,129,988
Investments in affiliated issuers, at value (identified cost, $1,964,288)	1,964,362
Cash	9,096
Foreign currency, at value (identified cost, $5)	5
Receivables for
Fund shares sold	17,135
Dividends	109,726
Receivable from investment adviser	951
Other assets	770
Total assets	$247,232,033
Liabilities
Payables for
Fund shares reacquired	$209,491
Payable to affiliates
Administrative services fee	221
Shareholder servicing costs	535
Distribution and/or service fees	693
Payable for independent Trustees' compensation	245
Payable for audit and tax fees	38,916
Accrued expenses and other liabilities	39,178
Total liabilities	$289,279
Net assets	$246,942,754
Net assets consist of
Paid-in capital	$(8,732,932)
Total distributable earnings (loss)	255,675,686
Net assets	$246,942,754
Shares of beneficial interest outstanding	9,483,676

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$196,795,831	7,522,366	$26.16
Service Class	50,146,923	1,961,310	25.57
See Notes to Financial Statements
4

MFS Investors Trust Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,760,091
Dividends from affiliated issuers	167,744
Other	15,986
Total investment income	$3,943,821
Expenses
Management fee	$2,577,001
Distribution and/or service fees	314,490
Shareholder servicing costs	23,132
Administrative services fee	55,957
Independent Trustees' compensation	8,184
Custodian fee	20,073
Shareholder communications	37,832
Audit and tax fees	71,377
Legal fees	1,856
Miscellaneous	36,184
Total expenses	$3,146,086
Reduction of expenses by investment adviser	(286,578)
Net expenses	$2,859,508
Net investment income (loss)	$1,084,313
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$313,486,944
Affiliated issuers	(9,370)
Foreign currency	484
Net realized gain (loss)	$313,478,058
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(262,867,702)
Affiliated issuers	(336)
Translation of assets and liabilities in foreign currencies	(13)
Net unrealized gain (loss)	$(262,868,051)
Net realized and unrealized gain (loss)	$50,610,007
Change in net assets from operations	$51,694,320
See Notes to Financial Statements
5

MFS Investors Trust Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,084,313	$3,731,800
Net realized gain (loss)	313,478,058	121,678,666
Net unrealized gain (loss)	(262,868,051)	19,401,901
Change in net assets from operations	$51,694,320	$144,812,367
Total distributions to shareholders	$(125,469,993)	$(62,272,068)
Change in net assets from fund share transactions	$(497,102,693)	$(52,707,577)
Total change in net assets	$(570,878,366)	$29,832,722
Net assets
At beginning of period	817,821,120	787,988,398
At end of period	$246,942,754	$817,821,120
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$39.74	$35.99	$32.27	$44.72	$36.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.25	$0.27	$0.21
Net realized and unrealized gain (loss)	4.31	6.71	5.69	(7.41)	9.53
Total from investment operations	$4.46	$6.94	$5.94	$(7.14)	$9.74
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.29)	$(0.26)	$(0.26)	$(0.26)
From net realized gain	(17.36)	(2.90)	(1.96)	(5.05)	(1.33)
Total distributions declared to shareholders	$(18.04)	$(3.19)	$(2.22)	$(5.31)	$(1.59)
Net asset value, end of period (x)	$26.16	$39.74	$35.99	$32.27	$44.72
Total return (%) (k)(r)(s)(x)	13.57	19.52	18.98	(16.49)	26.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.79	0.79	0.80	0.79
Expenses after expense reductions	0.74	0.76	0.78	0.78	0.78
Net investment income (loss)	0.45	0.59	0.74	0.74	0.50
Portfolio turnover rate	25	25	20	17	13
Net assets at end of period (000 omitted)	$196,796	$410,831	$369,577	$357,428	$296,678

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$38.89	$35.28	$31.67	$43.97	$35.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.13	$0.16	$0.16	$0.10
Net realized and unrealized gain (loss)	4.26	6.57	5.57	(7.26)	9.38
Total from investment operations	$4.29	$6.70	$5.73	$(7.10)	$9.48
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.19)	$(0.16)	$(0.15)	$(0.17)
From net realized gain	(17.36)	(2.90)	(1.96)	(5.05)	(1.33)
Total distributions declared to shareholders	$(17.61)	$(3.09)	$(2.12)	$(5.20)	$(1.50)
Net asset value, end of period (x)	$25.57	$38.89	$35.28	$31.67	$43.97
Total return (%) (k)(r)(s)(x)	13.32	19.22	18.66	(16.69)	26.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.04	1.04	1.05	1.04
Expenses after expense reductions	0.99	1.01	1.03	1.03	1.03
Net investment income (loss)	0.08	0.33	0.49	0.44	0.24
Portfolio turnover rate	25	25	20	17	13
Net assets at end of period (000 omitted)	$50,147	$406,990	$418,412	$403,177	$534,914

See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Investors Trust Series
Notes to Financial Statements
(1) Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Investors Trust Series
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$238,411,721	$—	$—	$238,411,721
Israel	3,197,570	—	—	3,197,570
France	—	2,052,116	—	2,052,116
United Kingdom	—	1,468,581	—	1,468,581
Investment Companies	1,964,362	—	—	1,964,362
Total	$243,573,653	$3,520,697	$—	$247,094,350
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
10

MFS Investors Trust Series
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$12,014,498	$4,640,547
Long-term capital gains	113,455,495	57,631,521
Total distributions	$125,469,993	$62,272,068
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$131,790,855
Gross appreciation	117,527,247
Gross depreciation	(2,223,752)
Net unrealized appreciation (depreciation)	$115,303,495
Undistributed ordinary income	5,108,584
Undistributed long-term capital gain	135,263,607
Total distributable earnings (loss)	$255,675,686
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$82,356,834	$30,429,094
Service Class	43,113,159	31,842,974
Total	$125,469,993	$62,272,068
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
11

MFS Investors Trust Series
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $47,574, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027.  For the year ended December 31, 2025, this reduction amounted to $239,004, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $21,166, which equated to 0.0062% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,966.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $138.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $917,893.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $10,291, which is included in “Other” income in the Statement of Operations.
12

MFS Investors Trust Series
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $87,722,892 and $377,344,010, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	112,984	$4,058,719	625,896	$24,682,679
Service Class	124,381	4,371,959	451,894	17,413,557
	237,365	$8,430,678	1,077,790	$42,096,236
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,311,493	$82,356,834	787,502	$30,429,094
Service Class	1,772,016	43,113,159	841,294	31,842,974
	5,083,509	$125,469,993	1,628,796	$62,272,068
Shares reacquired
Initial Class	(6,239,400)	$(249,609,843)	(1,345,894)	$(53,049,895)
Service Class	(10,399,654)	(381,393,521)	(2,689,950)	(104,025,986)
	(16,639,054)	$(631,003,364)	(4,035,844)	$(157,075,881)
Net change
Initial Class	(2,814,923)	$(163,194,290)	67,504	$2,061,878
Service Class	(8,503,257)	(333,908,403)	(1,396,762)	(54,769,455)
	(11,318,180)	$(497,102,693)	(1,329,258)	$(52,707,577)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,574 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,241,619	$238,546,213	$239,813,764	$(9,370)	$(336)	$1,964,362

13

MFS Investors Trust Series
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$167,744	$—
(8) Redemptions In-Kind
On February 7, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $332,918,144.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized gain of $173,866,148 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
14

MFS Investors Trust Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Investors Trust Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Investors Trust Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
15

MFS Investors Trust Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $124,802,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Investors Trust Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Investors Trust Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Investors Trust Series
Board Review of Investment Advisory Agreement
MFS Investors Trust Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, Massachusetts Investors Trust, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
18

MFS Investors Trust Series
Board Review of Investment Advisory Agreement - continued
retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
19

MFS Investors Trust Series
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
20

MFS Utilities Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Energy - Renewables – 2.2%
EDP Renovaveis S.A.	1,589,186	$22,417,008
Generac Holdings, Inc. (a)	22,977	3,133,374
		$25,550,382
Natural Gas - Distribution – 4.0%
Atmos Energy Corp.	121,626	$20,388,166
NiSource, Inc.	553,324	23,106,810
Spire, Inc.	36,281	3,000,439
		$46,495,415
Utilities - Electric Power – 90.9%
Alliant Energy Corp.	482,736	$31,382,667
Ameren Corp.	434,312	43,370,396
American Electric Power Co., Inc.	377,988	43,585,796
CenterPoint Energy, Inc.	229,714	8,807,235
Constellation Energy	281,587	99,476,240
Dominion Energy, Inc.	756,137	44,302,067
DTE Energy Co.	346,066	44,635,593
Duke Energy Corp.	46,538	5,454,719
E.ON SE	423,524	8,025,822
Edison International	631,956	37,929,999
Enel S.p.A.	1,243,734	12,958,609
Energias de Portugal S.A.	2,338,798	10,760,594
Entergy Corp.	259,388	23,975,233
National Grid PLC	968,997	14,933,329
NextEra Energy, Inc.	1,714,869	137,669,683
OGE Energy Corp.	320,253	13,674,803
PG&E Corp.	4,244,449	68,208,296
Pinnacle West Capital Corp.	296,828	26,328,644
Portland General Electric Co.	381,169	18,292,300
PPL Corp.	1,122,620	39,314,152
Public Service Enterprise Group, Inc.	494,234	39,686,990
RWE AG	656,128	34,899,154
Sempra	656,999	58,006,442
Southern Co.	490,793	42,797,150
SSE PLC	1,023,471	30,061,228
Vistra Corp.	298,296	48,124,094
WEC Energy Group, Inc.	114,350	12,059,351
Xcel Energy, Inc.	817,056	60,347,756
		$1,059,068,342
Utilities - Water – 1.6%
United Utilities Group PLC	822,612	$13,239,553
Veolia Environnement S.A.	166,304	5,794,317
		$19,033,870
Total Common Stocks (Identified Cost, $732,044,088)		$1,150,148,009
VUFFS-ANN
1

MFS Utilities Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.3%
Utilities - Electric Power – 0.3%
Southern Co. (Identified Cost, $2,930,000)	58,600	$2,951,096
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $8,513,600)	8,512,950	$8,514,653
Other Assets, Less Liabilities – 0.3%		3,193,719
Net Assets – 100.0%		$1,164,807,477

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,514,653 and
$1,153,099,105, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 12/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,436,892	USD	1,674,942	HSBC Bank	1/16/2026	$14,573
EUR	4,821,277	USD	5,602,483	Morgan Stanley Capital Services LLC	1/16/2026	66,435
EUR	187,631	USD	218,960	State Street Corp.	1/16/2026	1,659
GBP	347,731	USD	465,594	Citibank N.A.	1/16/2026	3,124
GBP	1,287,751	USD	1,717,648	NatWest Markets PLC	1/16/2026	18,157
GBP	182,460	USD	240,329	State Street Corp.	1/16/2026	5,615
USD	4,357,058	EUR	3,700,720	State Street Corp.	1/16/2026	5,706
						$115,269
Liability Derivatives
EUR	2,111,159	USD	2,484,712	Goldman Sachs International	1/16/2026	$(2,386)
EUR	8,793,351	USD	10,377,954	Morgan Stanley Capital Services LLC	1/16/2026	(38,620)
USD	69,959,739	EUR	59,956,839	Deutsche Bank AG	1/16/2026	(538,269)
USD	5,395,951	EUR	4,669,764	HSBC Bank	1/16/2026	(94,817)
USD	1,393,284	EUR	1,197,222	Morgan Stanley Capital Services LLC	1/16/2026	(14,425)
USD	185,494	GBP	138,678	Citibank N.A.	1/16/2026	(1,435)
USD	3,387,426	GBP	2,524,542	HSBC Bank	1/16/2026	(15,492)
USD	32,407,994	GBP	24,378,956	JPMorgan Chase Bank N.A.	1/16/2026	(453,249)
USD	886,949	GBP	671,420	Morgan Stanley Capital Services LLC	1/16/2026	(18,081)
USD	3,426,612	GBP	2,590,667	State Street Corp.	1/16/2026	(65,439)
						$(1,242,213)
At December 31, 2025, the fund had cash collateral of $950,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
2

MFS Utilities Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $734,974,088)	$1,153,099,105
Investments in affiliated issuers, at value (identified cost, $8,513,600)	8,514,653
Foreign currency, at value (identified cost, $4,043)	4,219
Restricted cash for
Forward foreign currency exchange contracts	950,000
Receivables for
Forward foreign currency exchange contracts	115,269
Fund shares sold	73,213
Interest and dividends	4,052,239
Other assets	3,319
Total assets	$1,166,812,017
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,242,213
Fund shares reacquired	583,972
Payable to affiliates
Investment adviser	46,754
Administrative services fee	798
Shareholder servicing costs	972
Distribution and/or service fees	8,538
Payable for independent Trustees' compensation	18
Accrued expenses and other liabilities	121,275
Total liabilities	$2,004,540
Net assets	$1,164,807,477
Net assets consist of
Paid-in capital	$719,545,127
Total distributable earnings (loss)	445,262,350
Net assets	$1,164,807,477
Shares of beneficial interest outstanding	31,279,955

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$544,229,307	14,423,840	$37.73
Service Class	620,578,170	16,856,115	36.82
See Notes to Financial Statements
3

MFS Utilities Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$33,861,755
Dividends from affiliated issuers	498,723
Other	43,710
Income on securities loaned	20,355
Foreign taxes withheld	(521,872)
Total investment income	$33,902,671
Expenses
Management fee	$8,469,548
Distribution and/or service fees	1,514,638
Shareholder servicing costs	44,595
Administrative services fee	157,064
Independent Trustees' compensation	25,083
Custodian fee	94,174
Shareholder communications	36,431
Audit and tax fees	76,483
Legal fees	6,045
Miscellaneous	116,328
Total expenses	$10,540,389
Reduction of expenses by investment adviser	(157,679)
Net expenses	$10,382,710
Net investment income (loss)	$23,519,961
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$21,013,992
Affiliated issuers	(4,102)
Forward foreign currency exchange contracts	(3,552,864)
Foreign currency	(15,578)
Net realized gain (loss)	$17,441,448
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$124,570,062
Affiliated issuers	(1,285)
Forward foreign currency exchange contracts	(8,514,994)
Translation of assets and liabilities in foreign currencies	163,710
Net unrealized gain (loss)	$116,217,493
Net realized and unrealized gain (loss)	$133,658,941
Change in net assets from operations	$157,178,902
See Notes to Financial Statements
4

MFS Utilities Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$23,519,961	$22,403,534
Net realized gain (loss)	17,441,448	12,549,845
Net unrealized gain (loss)	116,217,493	86,249,411
Change in net assets from operations	$157,178,902	$121,202,790
Total distributions to shareholders	$(47,158,436)	$(55,843,912)
Change in net assets from fund share transactions	$(51,301,293)	$(62,450,278)
Total change in net assets	$58,719,173	$2,908,600
Net assets
At beginning of period	1,106,088,304	1,103,179,704
At end of period	$1,164,807,477	$1,106,088,304
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.22	$32.25	$36.32	$38.31	$35.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.80	$0.73	$0.86	$0.71	$0.78
Net realized and unrealized gain (loss)	4.28	3.03	(1.75)	(0.32)	4.11
Total from investment operations	$5.08	$3.76	$(0.89)	$0.39	$4.89
Less distributions declared to shareholders
From net investment income	$(1.08)	$(0.80)	$(1.25)	$(0.92)	$(0.65)
From net realized gain	(0.49)	(0.99)	(1.93)	(1.46)	(1.26)
Total distributions declared to shareholders	$(1.57)	$(1.79)	$(3.18)	$(2.38)	$(1.91)
Net asset value, end of period (x)	$37.73	$34.22	$32.25	$36.32	$38.31
Total return (%) (k)(r)(s)(x)	15.01	11.66	(2.11)	0.76	14.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.79	0.80	0.78	0.79
Expenses after expense reductions	0.78	0.78	0.79	0.77	0.77
Net investment income (loss)	2.20	2.15	2.53	1.92	2.16
Portfolio turnover rate	17	10	15	29	16
Net assets at end of period (000 omitted)	$544,229	$515,811	$503,826	$549,238	$584,216

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$33.42	$31.54	$35.57	$37.58	$34.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.69	$0.63	$0.76	$0.60	$0.68
Net realized and unrealized gain (loss)	4.19	2.95	(1.71)	(0.32)	4.03
Total from investment operations	$4.88	$3.58	$(0.95)	$0.28	$4.71
Less distributions declared to shareholders
From net investment income	$(0.99)	$(0.71)	$(1.15)	$(0.83)	$(0.56)
From net realized gain	(0.49)	(0.99)	(1.93)	(1.46)	(1.26)
Total distributions declared to shareholders	$(1.48)	$(1.70)	$(3.08)	$(2.29)	$(1.82)
Net asset value, end of period (x)	$36.82	$33.42	$31.54	$35.57	$37.58
Total return (%) (k)(r)(s)(x)	14.76	11.34	(2.33)	0.48	13.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04	1.04	1.05	1.03	1.04
Expenses after expense reductions	1.03	1.03	1.04	1.02	1.02
Net investment income (loss)	1.95	1.91	2.28	1.66	1.91
Portfolio turnover rate	17	10	15	29	16
Net assets at end of period (000 omitted)	$620,578	$590,277	$599,354	$701,436	$711,867

See Notes to Financial Statements
6

MFS Utilities Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Utilities Series
Notes to Financial Statements
(1) Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, commodity prices, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
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Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as  forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,000,009,491	$—	$—	$1,000,009,491
United Kingdom	43,300,781	14,933,329	—	58,234,110
Germany	42,924,976	—	—	42,924,976
Portugal	10,760,594	22,417,008	—	33,177,602
Italy	—	12,958,609	—	12,958,609
France	—	5,794,317	—	5,794,317
Investment Companies	8,514,653	—	—	8,514,653
Total	$1,105,510,495	$56,103,263	$—	$1,161,613,758

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$115,269	$—	$115,269
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,242,213)	—	(1,242,213)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
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MFS Utilities Series
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$115,269	$(1,242,213)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(3,552,864)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(8,514,994)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
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MFS Utilities Series
Notes to Financial Statements  - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for
11

MFS Utilities Series
Notes to Financial Statements  - continued
all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$34,657,543	$24,122,904
Long-term capital gains	12,500,893	31,721,008
Total distributions	$47,158,436	$55,843,912
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$747,031,642
Gross appreciation	420,398,137
Gross depreciation	(6,942,965)
Net unrealized appreciation (depreciation)	$413,455,172
Undistributed ordinary income	15,322,809
Undistributed long-term capital gain	16,422,447
Other temporary differences	61,922
Total distributable earnings (loss)	$445,262,350
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$22,472,494	$26,323,861
Service Class	24,685,942	29,520,051
Total	$47,158,436	$55,843,912
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
12

MFS Utilities Series
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $157,679, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $41,003, which equated to 0.0036% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $3,592.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0138% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $154.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $995,831.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $43,540, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $194,470,054 and $258,584,716, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
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MFS Utilities Series
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	652,134	$23,705,993	937,033	$31,778,473
Service Class	1,266,346	44,888,042	1,234,911	40,842,973
	1,918,480	$68,594,035	2,171,944	$72,621,446
Shares issued to shareholders in reinvestment of distributions
Initial Class	615,011	$22,472,494	770,830	$26,323,861
Service Class	691,677	24,685,942	884,363	29,520,051
	1,306,688	$47,158,436	1,655,193	$55,843,912
Shares reacquired
Initial Class	(1,917,918)	$(69,608,463)	(2,255,434)	$(76,435,919)
Service Class	(2,762,617)	(97,445,301)	(3,464,162)	(114,479,717)
	(4,680,535)	$(167,053,764)	(5,719,596)	$(190,915,636)
Net change
Initial Class	(650,773)	$(23,429,976)	(547,571)	$(18,333,585)
Service Class	(804,594)	(27,871,317)	(1,344,888)	(44,116,693)
	(1,455,367)	$(51,301,293)	(1,892,459)	$(62,450,278)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $5,543 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,322,150	$193,336,273	$208,138,383	$(4,102)	$(1,285)	$8,514,653

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$498,723	$—
14

MFS Utilities Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Utilities Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Utilities Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
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MFS Utilities Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $13,751,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 69.23% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
17

MFS Utilities Series
Board Review of Investment Advisory Agreement
MFS Utilities Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
18

MFS Utilities Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $3 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
19

MFS Total Return Bond Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Bond Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,224,130
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,750,877
Boeing Co., 6.528%, 5/01/2034	4,067,000	4,499,562
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,628,141
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	5,123,804
		$19,226,514
Asset-Backed & Securitized – 21.1%
ACREC 2021-FL1 Ltd., “C”, FLR, 5.999% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$2,546,000	$2,546,610
ACREC 2021-FL1 Ltd., “D”, FLR, 6.499% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	3,070,500	3,061,317
ACREC 2025-FL3 LLC, “AS”, FLR, 5.374% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	3,857,000	3,845,684
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	358,129	358,651
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	366,944	367,157
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	6,200,794	6,210,631
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	4,293,518	4,313,917
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	3,754,027	3,786,047
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	2,311,652	2,317,952
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	1,331,888	1,333,367
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.164% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	3,443,500	3,445,838
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.984% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	9,295,635
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 5.75% (SOFR - 1mo. + 2%), 6/15/2035 (n)	5,153,000	5,161,016
AREIT 2022-CRE6 Trust, “B”, FLR, 5.786% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,120,271
AREIT 2022-CRE6 Trust, “C”, FLR, 6.087% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,295,149
AREIT 2022-CRE6 Trust, “D”, FLR, 6.787% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	967,297
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.501% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	4,001,064	3,986,066
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	282,980	285,141
Bain Capital Credit CLO Ltd., 5.669% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	2,673,048	2,673,032
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	3,352,568	3,456,513
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	42,424	4
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	11,131	25,648
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,630,656
BDS 2024-FL13 Ltd., “A”, FLR, 5.307% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,224,500	1,227,056
BDS 2025-FL14 Ltd., “B”, FLR, 5.424% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	2,443,148	2,415,567
BDS 2025-FL16 Ltd., “AS”, FLR, 5.331% (SOFR - 1mo. + 1.6%), 7/19/2043 (n)	1,629,528	1,630,033
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	991,415	1,036,641
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	2,317,597	2,386,669
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 6.059% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	4,661,659	4,664,050
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.707% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	5,375,000	5,377,424
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	3,427,000	3,289,216
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	684,323	700,345
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	96,448	99,654
BX Trust, 2025-BCAT, “B”, FLR, 5.3% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	1,503,549	1,503,549
BXMT 2020-FL2 Ltd., “B”, FLR, 5.5% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,731,000	1,722,357
BXMT 2021-FL4 Ltd., “A”, FLR, 4.9% ((SOFR - 1mo. + 0.11448%) + 1.05%), 5/15/2038 (n)	6,574,608	6,559,171
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,292,988
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,798,000	1,800,046
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	350,527	352,163
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.15% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	1,779,000	1,780,652
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,723,866
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,623,981	2,629,020
Columbia Cent CLO Ltd., 2020-30A-B1R2, FLR, 5.153% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	2,968,411	2,968,862
VFBFS-ANN
1

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Columbia Cent CLO Ltd., 2021-31A, FLR, 5.734% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	$2,457,213	$2,437,813
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	4,656,029	4,909,270
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	2,699,147	2,885,371
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,073,979	1,085,548
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	568,285	571,117
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	5,086,589	5,125,074
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.781% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	7,408,185	7,411,741
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)	742,347	745,701
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	1,011,934	1,017,500
Empire District Bondco LLC, 4.943%, 1/01/2033	1,413,792	1,437,147
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	983,537	995,635
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	842,843	845,778
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	1,769,000	1,771,794
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	286,944	286,989
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	360,018	360,672
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	235,017	236,094
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	1,685,210	1,691,464
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	3,609,000	3,678,644
JPMorgan Mortgage Trust, “A1”, 5.026%, 10/25/2033	18,351	17,560
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.334% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	3,690,506	3,676,763
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	3,221,259	3,217,653
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.864% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	5,318,000	5,305,369
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.764% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	9,970,000	9,975,474
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.326% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	7,367,000	7,362,388
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.884% (SOFR - 3mo. + 3%), 7/20/2035 (n)	3,420,864	3,427,182
Merrill Lynch Mortgage Investors, Inc., “A”, 5.84%, 5/25/2036	10,699	10,525
Merrill Lynch Mortgage Investors, Inc., “A5”, 5.011%, 4/25/2035	43,956	39,964
MF1 2022-FL8 Ltd., “C”, FLR, 5.931% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,423,106
MF1 2022-FL8 Ltd., “D”, FLR, 6.381% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,402,452
MF1 2024-FL14 LLC, “AS”, FLR, 5.971% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	3,688,167	3,695,916
MF1 2024-FL15 LLC, “AS”, FLR, 5.774% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	4,032,000	4,042,075
MF1 2024-FL16 LLC, “AS”, FLR, 5.676% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	4,385,479	4,390,956
MF1 2025-FL17 LLC, “B”, FLR, 5.526% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	2,388,514	2,390,002
MF1 2025-FL19 LLC, “A”, FLR, 5.306% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	3,775,488	3,776,726
MF1 2025-FL19 LLC, “A”, FLR, 5.222% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	3,778,621	3,786,875
MF1 2025-FL20 LLC, “B”, FLR, 5.684% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	4,207,394	4,212,653
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	2,006,308	2,022,891
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	3,231,641	3,486,595
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	6,836,053	6,889,245
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.691% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	3,306,562	3,308,318
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	1,509,893	1,518,659
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	2,138,254	2,166,094
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	1,395,084	1,401,343
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	1,429,156	1,435,373
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	2,030,631	2,031,929
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	1,433,015	1,437,543
PFP III 2024-11 Ltd., “11A”, FLR, 5.609% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	3,352,954	3,360,616
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.328% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	3,895,023	3,894,843
PMT Loan Trust, 2025-INV12, “A35”, FLR, 5.292% (SOFR - 1mo. + 1.3%), 12/25/2056 (n)	2,913,284	2,913,447
Preferred Term Securities XIX Ltd., CDO, FLR, 4.334% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	85,044	81,855
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.046% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (n)	1,340,000	1,335,831
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.796% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	1,575,000	1,573,532
Residential Funding Mortgage Securities, Inc., FGIC, 3.402%, 12/25/2035 (d)(q)	2,975	42
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	3,331,195	3,331,185
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	2,384,000	2,389,186
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.948% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)	2,027,000	2,024,074
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 5.934% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,379,006
2

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.183% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	$2,632,000	$2,605,901
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.431% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	1,896,290	1,897,472
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	2,457,835	2,466,179
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	432,302	437,938
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	903,072	925,038
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.73% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	2,395,296	2,395,293
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	7,344,370	7,348,167
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,831,329
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 5.755% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	5,537,477	5,537,471
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	1,086,655	1,091,930
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	939,477	944,394
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	863,560	864,571
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.616% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	1,957,793	1,958,480
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.116% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	828,265	832,336
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.466% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,187,823	1,192,840
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,961,356
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,917,077
		$315,479,298
Broadcasting – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$1,568,000	$1,460,113
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$2,463,748
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	2,878,000	3,136,939
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	6,097,050
LPL Holdings, Inc., 6.75%, 11/17/2028	1,167,000	1,245,519
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,478,911
LPL Holdings, Inc., 6%, 5/20/2034	1,917,000	2,015,896
		$19,438,063
Building – 0.6%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$5,167,000	$5,378,227
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,250,917
		$8,629,144
Business Services – 1.3%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,343,507
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,211,035
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,253,245
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,780,182
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,351,502
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,066,563
		$20,006,034
Cable TV – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$6,201,739
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,208,508
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,736,183
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	334,641
		$14,481,071
3

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$6,901,000	$7,121,081
Oracle Corp., 5.2%, 9/26/2035	1,994,000	1,910,413
Oracle Corp., 5.95%, 9/26/2055	1,472,000	1,304,213
		$10,335,707
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,806,336
Conglomerates – 1.0%
Regal Rexnord Corp., 6.05%, 4/15/2028	$1,521,000	$1,573,418
Regal Rexnord Corp., 6.3%, 2/15/2030	4,643,000	4,920,941
Regal Rexnord Corp., 6.4%, 4/15/2033	3,600,000	3,872,286
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	4,993,000	5,054,168
		$15,420,813
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$3,229,000	$3,071,723
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$2,539,000	$2,712,743
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,325,522
Electronics – 0.4%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$3,219,000	$2,772,157
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	3,177,180
		$5,949,337
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$1,728,000	$1,720,129
EQT Corp., 5%, 1/15/2029	1,294,000	1,310,870
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,416,219
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	3,007,000	3,288,939
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	1,150,000	1,143,611
		$8,879,768
Energy - Integrated – 0.1%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$1,487,000	$1,532,613
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$2,329,000	$2,257,939
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	1,334,000	1,231,708
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,880,568
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,778,572
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	497,000	481,310
Bridge Housing Corp., 5.321%, 7/15/2035	3,075,000	3,073,244
		$11,703,341
Food & Beverages – 0.3%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$3,726,000	$3,841,163
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,225,000	1,192,862
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	216,000	204,778
		$5,238,803
4

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.5%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$3,765,000	$3,873,379
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,109,105
		$6,982,484
Insurance – 0.9%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$3,125,548
Corebridge Financial, Inc., 5.75%, 1/15/2034	2,801,000	2,928,421
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	377,922
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,047,337
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	4,897,000	5,362,050
		$12,841,278
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,131,000	$4,339,270
Insurance - Property & Casualty – 1.0%
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$5,692,000	$5,767,734
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	1,000,574
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,476,578
Hub International Ltd., 7.25%, 6/15/2030 (n)	3,479,000	3,652,689
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,221,000	1,642,385
		$14,539,960
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$1,704,000	$1,877,139
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,843,000	$4,996,832
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	1,161,000	1,217,201
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,323,016
		$7,537,049
Major Banks – 7.8%
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	$4,007,000	$3,732,261
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	10,928,000	9,855,998
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	3,924,000	3,991,108
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,243,915
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,440,680
Capital One Financial Corp., 6.7%, 11/29/2032	7,435,000	8,228,246
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,433,411
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	3,594,000	3,884,865
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	2,981,000	3,173,244
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	2,392,000	2,485,539
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,973,046
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,708,961
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,638,021
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	5,866,398
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,441,476
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 0.945%) to 1/23/2029	2,290,000	2,268,269
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.12%) to 4/23/2029	5,871,000	5,865,341
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	2,576,000	2,584,353
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	4,183,820
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,363,000	3,034,761
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,760,612
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,239,000	1,278,585
5

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	$6,985,000	$6,264,560
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	2,940,000	3,058,530
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	824,969
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	5,402,000	4,920,298
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	6,496,507
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	4,514,000	4,216,006
		$116,853,780
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,583,733
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	593,000	587,613
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	1,018,992
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,376,829
HCA, Inc., 4.125%, 6/15/2029	3,255,000	3,243,963
HCA, Inc., 4.375%, 3/15/2042	3,251,000	2,772,387
ICON Investments Six DAC, 6%, 5/08/2034	2,657,000	2,809,750
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,440,802
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,185,679
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	7,219,290
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,598,115
		$29,837,153
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$2,656,000	$2,745,670
Metals & Mining – 1.1%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$3,434,000	$3,388,562
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,702,893
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,792,311
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	2,195,000	2,122,837
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,698,912
Novelis, Inc., 3.875%, 8/15/2031 (n)	1,245,000	1,134,772
		$16,840,287
Midstream – 2.6%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$1,939,000	$1,653,304
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	4,963,000	5,074,063
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,686,315
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,294,567
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	4,053,963
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,885,729
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,178,611
MPLX LP, 4.95%, 3/14/2052	5,874,000	4,937,743
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,839,000	2,758,038
Targa Resources Corp., 4.2%, 2/01/2033	930,000	890,344
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,647,747
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,310,305
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,402,993
		$38,773,722
Mortgage-Backed – 16.7%
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	$4,873,917	$4,649,306
Fannie Mae, 3.95%, 1/01/2027	289,304	289,581
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	3,914,489	3,608,501
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	622,595	548,298
Fannie Mae, 6.5%, 7/01/2032 - 8/01/2054	654,838	680,237
6

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 2/25/2033 (i)	$199,711	$12,995
Fannie Mae, 5.5%, 5/01/2033 - 1/01/2055	2,509,521	2,601,459
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	1,736,437	1,784,084
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	5,848,692	5,884,397
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	623,704	656,997
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	10,168,601	9,949,550
Fannie Mae, 3.25%, 5/25/2040	80,420	77,185
Fannie Mae, 2%, 4/25/2046	163,434	153,156
Fannie Mae, 4%, 7/25/2046 (i)	287,678	52,554
Fannie Mae, 3.5%, 12/01/2046 (f)	1,076,298	1,019,111
Fannie Mae, UMBS, 3.5%, 1/01/2027	2,888	2,876
Fannie Mae, UMBS, 2.5%, 4/01/2036 - 6/01/2052	31,681,024	27,364,188
Fannie Mae, UMBS, 3%, 4/01/2037 - 8/01/2052	12,799,491	11,459,113
Fannie Mae, UMBS, 1.5%, 2/01/2042	147,445	124,271
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	28,110,056	23,235,407
Fannie Mae, UMBS, 6.5%, 4/01/2043 - 3/01/2055	2,630,332	2,733,229
Fannie Mae, UMBS, 4.5%, 9/01/2052	576,948	568,766
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2053	5,054,128	5,060,212
Fannie Mae, UMBS, 6%, 12/01/2052 - 12/01/2053	1,236,449	1,273,534
Fannie Mae, UMBS, 5.5%, 4/01/2053 - 11/01/2053	3,497,616	3,553,380
Federal Home Loan Bank, 5%, 7/01/2035	478,697	486,737
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,940,620
Freddie Mac, 1.082%, 7/25/2029 (i)	3,913,466	132,009
Freddie Mac, 1.135%, 8/25/2029 (i)	6,803,321	238,467
Freddie Mac, 1.838%, 4/25/2030 (i)	1,901,414	134,477
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	109,101	113,360
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	34,766	36,479
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	560,590	577,232
Freddie Mac, 5.5%, 2/15/2036 (i)	47,850	7,359
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	957,033	932,973
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	8,287,961	7,894,961
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	7,096,962	6,520,352
Freddie Mac, 4.5%, 5/01/2040 - 5/01/2042	1,472,768	1,482,977
Freddie Mac, 4.5%, 12/15/2040 (i)	17,364	1,609
Freddie Mac, 4%, 8/15/2044 (i)	44,248	3,716
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	2,490,702	2,247,857
Freddie Mac, UMBS, 2%, 2/01/2042 - 5/01/2052	25,702,503	20,953,537
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 6/01/2052	784,850	734,205
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	8,333,279	7,109,802
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2052	710,446	711,741
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,343,623	1,316,898
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 7/01/2055	5,576,874	5,665,376
Freddie Mac, UMBS, 6%, 6/01/2054 - 2/01/2055	4,788,702	4,953,255
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2055	5,509,657	5,602,026
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	62,225	65,111
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	10,339,388	10,216,423
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	6,746,060	6,443,707
Ginnie Mae, 3.5%, 11/15/2040 - 10/20/2055	8,200,688	7,564,375
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	12,107,815	10,960,071
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	13,161,862	11,359,070
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	11,087,943	9,185,720
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	8,474,195	8,480,690
UMBS, TBA, 2.5%, 1/01/2056	1,800,000	1,521,422
UMBS, TBA, 2%, 1/25/2056	4,775,000	3,858,778
UMBS, TBA, 3%, 1/25/2056	1,025,000	906,444
UMBS, TBA, 3.5%, 1/25/2056	350,000	323,545
		$249,025,768
7

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.7%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$4,348,000	$3,500,255
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	2,286,000	1,167,411
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,277,622
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,071,560
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,748,255
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,408,811
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	5,223,000	4,805,725
		$25,979,639
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,997,112
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,547,400
		$11,544,512
Network & Telecom – 0.1%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$1,327,000	$1,374,026
Oils – 0.2%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,424,680
Other Banks & Diversified Financials – 0.9%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$4,694,000	$4,758,557
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,978,000	8,819,006
		$13,577,563
Pharmaceuticals – 0.2%
Genmab A.S., 6.25%, 12/15/2032 (n)	$2,809,000	$2,878,794
Real Estate - Office – 0.7%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$6,314,221
Boston Properties LP, REIT, 6.5%, 1/15/2034	1,899,000	2,044,164
Boston Properties LP, REIT, 5.75%, 1/15/2035	2,601,000	2,674,882
		$11,033,267
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$4,895,000	$5,142,048
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$2,656,000	$2,726,601
Retailers – 0.4%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,509,000	$5,338,611
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,493,713
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$6,129,000	$5,238,641
Rogers Communications, Inc., 4.55%, 3/15/2052	6,129,000	4,877,309
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,850,094
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,771,439
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	569,627
8

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053	$1,337,000	$1,280,037
		$17,587,147
Tobacco – 1.2%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,662,208
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,974,345
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,186,270
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	969,279
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,883,520
		$17,675,622
Transportation - Services – 0.8%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,983,000	$2,296,601
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	2,129,044
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	5,158,518
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,508,536
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	3,078,114	1,058,256
		$12,150,955
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.43%, 5/01/2029	$34,758	$34,696
Small Business Administration, 3.21%, 9/01/2030	754,013	737,505
Small Business Administration, 3.25%, 11/01/2030	71,772	70,331
Small Business Administration, 2.85%, 9/01/2031	172,763	166,460
Small Business Administration, 2.37%, 8/01/2032	126,624	120,502
Small Business Administration, 2.13%, 1/01/2033	676,840	638,798
Small Business Administration, 2.21%, 2/01/2033	162,769	153,946
Small Business Administration, 2.22%, 3/01/2033	518,306	488,804
Small Business Administration, 2.08%, 4/01/2033	967,329	909,489
Small Business Administration, 2.45%, 6/01/2033	941,237	895,746
Small Business Administration, 3.15%, 7/01/2033	1,362,210	1,319,569
Small Business Administration, 3.16%, 8/01/2033	1,526,440	1,477,599
Small Business Administration, 3.62%, 9/01/2033	1,078,619	1,065,507
		$8,078,952
U.S. Treasury Obligations – 22.0%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,666,594
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,544,848
U.S. Treasury Bonds, 2.375%, 2/15/2042	12,900,000	9,495,609
U.S. Treasury Bonds, 4%, 11/15/2042	17,580,000	16,113,169
U.S. Treasury Bonds, 4.375%, 8/15/2043	9,600,000	9,169,875
U.S. Treasury Bonds, 4.75%, 11/15/2043	30,400,000	30,403,563
U.S. Treasury Bonds, 4.5%, 2/15/2044	40,900,000	39,567,555
U.S. Treasury Bonds, 4.25%, 2/15/2054	14,500,000	13,108,906
U.S. Treasury Bonds, 4.5%, 11/15/2054	8,900,000	8,394,508
U.S. Treasury Notes, 4.125%, 2/15/2027	22,400,000	22,547,000
U.S. Treasury Notes, 2.5%, 3/31/2027	17,600,000	17,382,062
U.S. Treasury Notes, 3.875%, 12/31/2027	11,000,000	11,082,070
U.S. Treasury Notes, 4.125%, 7/31/2028	70,400,000	71,450,500
U.S. Treasury Notes, 4.25%, 6/30/2029	11,500,000	11,743,027
U.S. Treasury Notes, 4%, 3/31/2030	20,000,000	20,254,688
U.S. Treasury Notes, 3.625%, 8/31/2030	4,500,000	4,484,004
U.S. Treasury Notes, 4.25%, 11/15/2034	16,750,000	16,926,006
		$328,333,984
9

MFS Total Return Bond Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,203,554
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,552,493
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	859,427
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,763,508
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,550,154
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,691,460
		$21,620,596
Utilities - Gas – 0.0%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$391,000	$394,023
Total Bonds (Identified Cost, $1,509,544,572)		$1,466,245,236
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $23,166,838)	23,165,457	$23,170,090
Other Assets, Less Liabilities – 0.4%		5,559,287
Net Assets – 100.0%		$1,494,974,613

(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,170,090 and
$1,466,245,236, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$420,434,952, representing 28.1% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

10

MFS Total Return Bond Series
Portfolio of Investments – continued
Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	281	$58,669,726	March – 2026	$(38,598)
U.S. Treasury Note 5 yr	Long	USD	635	69,408,477	March – 2026	(145,015)
U.S. Treasury Ultra Bond 30 yr	Long	USD	655	77,290,000	March – 2026	(1,844,691)
						$(2,028,304)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $5,045,883 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Total Return Bond Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,509,544,572)	$1,466,245,236
Investments in affiliated issuers, at value (identified cost, $23,166,838)	23,170,090
Receivables for
Fund shares sold	726,566
Interest	12,936,355
Other assets	4,067
Total assets	$1,503,082,314
Liabilities
Payable to custodian	$17,654
Payables for
Net daily variation margin on open futures contracts	322,100
TBA purchase commitments	6,620,325
Fund shares reacquired	969,457
Payable to affiliates
Investment adviser	39,942
Administrative services fee	1,003
Shareholder servicing costs	551
Distribution and/or service fees	9,870
Payable for independent Trustees' compensation	15
Accrued expenses and other liabilities	126,784
Total liabilities	$8,107,701
Net assets	$1,494,974,613
Net assets consist of
Paid-in capital	$1,649,023,304
Total distributable earnings (loss)	(154,048,691)
Net assets	$1,494,974,613
Shares of beneficial interest outstanding	128,153,336

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$776,428,718	65,888,371	$11.78
Service Class	718,545,895	62,264,965	11.54
See Notes to Financial Statements
12

MFS Total Return Bond Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$67,967,056
Dividends from affiliated issuers	1,215,968
Other	12,454
Total investment income	$69,195,478
Expenses
Management fee	$7,455,816
Distribution and/or service fees	1,814,791
Shareholder servicing costs	37,437
Administrative services fee	202,429
Independent Trustees' compensation	32,656
Custodian fee	103,822
Shareholder communications	47,960
Audit and tax fees	92,902
Legal fees	8,122
Miscellaneous	85,096
Total expenses	$9,881,031
Reduction of expenses by investment adviser	(206,559)
Net expenses	$9,674,472
Net investment income (loss)	$59,521,006
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,055,848)
Affiliated issuers	5,087
Futures contracts	407,155
Net realized gain (loss)	$(2,643,606)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$44,597,357
Affiliated issuers	(1,384)
Futures contracts	1,095,357
Net unrealized gain (loss)	$45,691,330
Net realized and unrealized gain (loss)	$43,047,724
Change in net assets from operations	$102,568,730
See Notes to Financial Statements
13

MFS Total Return Bond Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$59,521,006	$62,298,929
Net realized gain (loss)	(2,643,606)	(14,783,045)
Net unrealized gain (loss)	45,691,330	(10,862,810)
Change in net assets from operations	$102,568,730	$36,653,074
Total distributions to shareholders	$(64,321,465)	$(63,326,656)
Change in net assets from fund share transactions	$(61,291,106)	$8,242,307
Total change in net assets	$(23,043,841)	$(18,431,275)
Net assets
At beginning of period	1,518,018,454	1,536,449,729
At end of period	$1,494,974,613	$1,518,018,454
See Notes to Financial Statements
14

MFS Total Return Bond Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.50	$11.70	$11.26	$13.63	$14.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.49	$0.48	$0.36	$0.29
Net realized and unrealized gain (loss)	0.33	(0.18)	0.33	(2.25)	(0.40)
Total from investment operations	$0.81	$0.31	$0.81	$(1.89)	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.51)	$(0.37)	$(0.34)	$(0.38)
From net realized gain	—	—	—	(0.14)	(0.00)(w)
Total distributions declared to shareholders	$(0.53)	$(0.51)	$(0.37)	$(0.48)	$(0.38)
Net asset value, end of period (x)	$11.78	$11.50	$11.70	$11.26	$13.63
Total return (%) (k)(r)(s)(x)	7.17	2.55	7.38	(13.93)	(0.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.53	0.53	0.52	0.53	0.53
Net investment income (loss)	4.11	4.21	4.17	2.94	2.10
Portfolio turnover rate	47	66	58	120	161
Net assets at end of period (000 omitted)	$776,429	$774,145	$752,929	$730,323	$928,578
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	21	30	39	N/A	N/A

See Notes to Financial Statements
15

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.27	$11.47	$11.04	$13.37	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.45	$0.44	$0.32	$0.25
Net realized and unrealized gain (loss)	0.33	(0.17)	0.33	(2.21)	(0.40)
Total from investment operations	$0.77	$0.28	$0.77	$(1.89)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.48)	$(0.34)	$(0.30)	$(0.34)
From net realized gain	—	—	—	(0.14)	(0.00)(w)
Total distributions declared to shareholders	$(0.50)	$(0.48)	$(0.34)	$(0.44)	$(0.34)
Net asset value, end of period (x)	$11.54	$11.27	$11.47	$11.04	$13.37
Total return (%) (k)(r)(s)(x)	6.94	2.33	7.13	(14.18)	(1.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.78	0.78	0.77	0.78	0.78
Net investment income (loss)	3.86	3.96	3.92	2.68	1.85
Portfolio turnover rate	47	66	58	120	161
Net assets at end of period (000 omitted)	$718,546	$743,873	$783,521	$801,789	$1,043,338
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	21	30	39	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS Total Return Bond Series
Notes to Financial Statements
(1) Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
17

MFS Total Return Bond Series
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$336,412,936	$—	$336,412,936
Non - U.S. Sovereign Debt	—	1,877,139	—	1,877,139
Municipal Bonds	—	25,979,639	—	25,979,639
U.S. Corporate Bonds	—	405,504,611	—	405,504,611
Residential Mortgage-Backed Securities	—	297,237,146	—	297,237,146
Commercial Mortgage-Backed Securities	—	85,566,677	—	85,566,677
Asset-Backed Securities (including CDOs)	—	181,701,243	—	181,701,243
Foreign Bonds	—	131,965,845	—	131,965,845
Investment Companies	23,170,090	—	—	23,170,090
Total	$23,170,090	$1,466,245,236	$—	$1,489,415,326

Other Financial Instruments
Futures Contracts – Liabilities	$(2,028,304)	$—	$—	$(2,028,304)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
18

MFS Total Return Bond Series
Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(2,028,304)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$407,155
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,095,357
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
19

MFS Total Return Bond Series
Notes to Financial Statements  - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair
20

MFS Total Return Bond Series
Notes to Financial Statements  - continued
value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$64,321,465	$63,326,656
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$1,534,599,800
Gross appreciation	16,396,048
Gross depreciation	(63,608,826)
Net unrealized appreciation (depreciation)	$(47,212,778)
Undistributed ordinary income	61,202,986
Capital loss carryforwards	(168,038,899)
Total distributable earnings (loss)	$(154,048,691)
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
21

MFS Total Return Bond Series
Notes to Financial Statements  - continued
Short-Term	$(49,781,604)
Long-Term	(118,257,295)
Total	$(168,038,899)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$33,856,888	$32,633,143
Service Class	30,464,577	30,693,513
Total	$64,321,465	$63,326,656
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $206,559, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $35,826, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,611.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
22

MFS Total Return Bond Series
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 4 shares of Service Class for an aggregate amount of $42.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$518,450,095	$567,318,901
Non-U.S. Government securities	171,750,912	185,099,827
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	8,704,336	$102,478,889	9,941,803	$115,784,755
Service Class	5,531,762	63,633,124	7,771,837	88,796,753
	14,236,098	$166,112,013	17,713,640	$204,581,508
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,906,521	$33,366,864	2,742,102	$32,027,751
Service Class	2,707,962	30,464,577	2,678,317	30,693,513
	5,614,483	$63,831,441	5,420,419	$62,721,264
Shares reacquired
Initial Class	(13,061,744)	$(153,267,089)	(9,712,558)	$(113,477,404)
Service Class	(11,999,151)	(137,967,471)	(12,722,949)	(145,583,061)
	(25,060,895)	$(291,234,560)	(22,435,507)	$(259,060,465)
Net change
Initial Class	(1,450,887)	$(17,421,336)	2,971,347	$34,335,102
Service Class	(3,759,427)	(43,869,770)	(2,272,795)	(26,092,795)
	(5,210,314)	$(61,291,106)	698,552	$8,242,307
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 7%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
23

MFS Total Return Bond Series
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $6,983 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,508,847	$348,723,642	$363,066,102	$5,087	$(1,384)	$23,170,090

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,215,968	$—
24

MFS Total Return Bond Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Total Return Bond Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
25

MFS Total Return Bond Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Bond Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Bond Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
27

MFS Total Return Bond Series
Board Review of Investment Advisory Agreement
MFS Total Return Bond Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
28

MFS Total Return Bond Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
29

MFS Total Return Series
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Total Return Series
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 58.8%
Aerospace & Defense – 1.8%
Boeing Co. (a)	22,464	$4,877,384
General Dynamics Corp.	37,528	12,634,176
L3Harris Technologies, Inc.	56,596	16,614,888
Leidos Holdings, Inc.	22,343	4,030,677
		$38,157,125
Airlines – 0.3%
Delta Air Lines, Inc.	80,656	$5,597,526
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	72,051	$9,940,156
Diageo PLC	324,722	6,994,740
		$16,934,896
Automotive – 2.2%
Aptiv PLC (a)	245,607	$18,688,237
Lear Corp.	143,724	16,470,770
LKQ Corp.	360,888	10,898,818
		$46,057,825
Broadcasting – 2.1%
Omnicom Group, Inc.	404,559	$32,668,139
Warner Bros. Discovery, Inc. (a)	345,070	9,944,918
		$42,613,057
Brokerage & Asset Managers – 3.3%
Charles Schwab Corp.	549,165	$54,867,075
CME Group, Inc.	51,541	14,074,816
		$68,941,891
Business Services – 1.8%
Accenture PLC, “A”	30,663	$8,226,883
Amdocs Ltd.	76,879	6,189,528
Cognizant Technology Solutions Corp., “A”	115,248	9,565,584
Fidelity National Information Services, Inc.	121,902	8,101,607
Fiserv, Inc. (a)	78,146	5,249,067
		$37,332,669
Chemicals – 0.8%
PPG Industries, Inc.	128,849	$13,201,868
Qnity Electronics, Inc.	51,555	4,209,466
		$17,411,334
Computer Software – 1.6%
Microsoft Corp.	67,052	$32,427,688
Conglomerates – 0.5%
Honeywell International, Inc.	54,398	$10,612,506
VTRFS-ANN

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
Masco Corp.	277,923	$17,636,994
Mohawk Industries, Inc. (a)	46,291	5,059,606
Techtronic Industries Co. Ltd.	303,500	3,486,845
		$26,183,445
Consumer Products – 1.5%
Kenvue, Inc.	1,844,154	$31,811,656
Consumer Services – 0.3%
Airbnb, Inc., “A” (a)	42,304	$5,741,499
Containers – 0.5%
Avery Dennison Corp.	23,595	$4,291,459
Smurfit Westrock PLC	178,829	6,915,317
		$11,206,776
Electrical Equipment – 0.9%
Eaton Corp. PLC	19,769	$6,296,624
Johnson Controls International PLC	107,314	12,850,852
		$19,147,476
Electronics – 1.5%
Intel Corp. (a)	405,696	$14,970,183
NXP Semiconductors N.V.	73,921	16,045,292
		$31,015,475
Energy - Independent – 1.6%
ConocoPhillips	280,469	$26,254,703
Diamondback Energy, Inc.	47,136	7,085,955
		$33,340,658
Energy - Integrated – 2.3%
Chevron Corp.	87,619	$13,354,012
Exxon Mobil Corp.	171,769	20,670,681
Suncor Energy, Inc.	323,110	14,341,089
		$48,365,782
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	231,245	$3,970,477
Health Maintenance Organizations – 1.8%
Cigna Group	103,935	$28,606,030
Humana, Inc.	32,124	8,227,920
		$36,833,950
Insurance – 4.1%
Aon PLC	76,708	$27,068,719
Chubb Ltd.	80,839	25,231,469
Principal Financial Group, Inc.	43,909	3,873,213
Travelers Cos., Inc.	22,583	6,550,425
Willis Towers Watson PLC	70,214	23,072,320
		$85,796,146

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Electronic Arts, Inc.	69,321	$14,164,360
Machinery & Tools – 1.0%
AGCO Corp.	65,840	$6,868,429
Flowserve Corp.	65,425	4,539,186
Regal Rexnord Corp.	67,424	9,460,936
		$20,868,551
Major Banks – 6.2%
Bank of America Corp.	696,925	$38,330,875
Goldman Sachs Group, Inc.	20,250	17,799,750
JPMorgan Chase & Co.	81,737	26,337,296
Morgan Stanley	87,402	15,516,477
PNC Financial Services Group, Inc.	91,939	19,190,427
Wells Fargo & Co.	115,344	10,750,061
		$127,924,886
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	67,567	$12,312,059
McKesson Corp.	4,936	4,048,951
		$16,361,010
Medical Equipment – 4.9%
Agilent Technologies, Inc.	75,601	$10,287,028
Becton, Dickinson and Co.	230,024	44,640,758
Medtronic PLC	409,383	39,325,331
Waters Corp. (a)	16,404	6,230,731
		$100,483,848
Metals & Mining – 0.3%
Glencore PLC	1,014,803	$5,520,262
Oil Services – 0.2%
SLB Ltd.	81,820	$3,140,252
Other Banks & Diversified Financials – 1.3%
Northern Trust Corp.	204,167	$27,887,171
Pharmaceuticals – 4.3%
Johnson & Johnson	191,641	$39,660,105
Organon & Co.	125,787	901,893
Pfizer, Inc.	1,373,626	34,203,287
Roche Holding AG	33,570	13,873,409
		$88,638,694
Railroad & Shipping – 0.9%
Union Pacific Corp.	83,810	$19,386,929
Restaurants – 0.2%
U.S. Foods Holding Corp. (a)	61,329	$4,619,300

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	15,469	$3,821,152
Axalta Coating Systems Ltd. (a)	282,093	9,114,425
DuPont de Nemours, Inc.	71,340	2,867,868
		$15,803,445
Specialty Stores – 0.4%
Target Corp.	78,921	$7,714,528
Telecom Services – 1.2%
Comcast Corp., “A”	841,299	$25,146,427
Tobacco – 1.5%
Altria Group, Inc.	81,621	$4,706,267
Philip Morris International, Inc.	157,650	25,287,060
		$29,993,327
Utilities - Electric Power – 2.9%
Duke Energy Corp.	130,942	$15,347,712
Exelon Corp.	182,897	7,972,480
National Grid PLC	962,637	14,835,314
PG&E Corp.	1,336,575	21,478,760
		$59,634,266
Total Common Stocks (Identified Cost, $761,026,098)		$1,216,787,113
Bonds – 39.1%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,071,027
Boeing Co., 5.805%, 5/01/2050	826,000	812,449
Boeing Co., 6.858%, 5/01/2054	725,000	814,275
		$2,697,751
Asset-Backed & Securitized – 6.6%
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	$196,152	$196,438
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	561,000	561,861
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	2,396,558	2,407,944
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	2,068,261	2,085,902
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,298,845	1,302,385
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	739,145	739,966
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.083% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,082,844
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.5% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	3,949,000	3,955,143
AREIT 2022-CRE6 Trust, “B”, FLR, 5.786% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,072,786
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	153,075	154,244
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.459% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	2,000,000	2,000,858
Bain Capital Credit CLO Ltd., 2020-4A, “A1RR”, FLR, 5.036% (SOFR - 3mo. + 1.15%), 10/20/2036 (n)	3,189,862	3,191,817
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	1,863,539	1,921,317
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	227,478	524,135
BDS 2025-FL16 Ltd., “A”, FLR, 5.131% (SOFR - 1mo. + 1.4%), 7/19/2043 (n)	4,352,693	4,354,061
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	140,257
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,799,941	1,853,585
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,551,147
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.033% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,812,228
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	725,001	741,976
BX Trust, 2025, “A”, FLR, 5.13% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	2,411,045	2,414,048
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.15% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	5,185,190

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	$607,834	$610,671
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,437,736	1,440,497
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	1,974,257
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	577,269	583,488
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	318,894	320,483
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.481% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	5,134,256	5,136,428
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.066% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	124,471	124,438
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.186% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	1,101,211	1,101,257
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.396% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,946,500	2,953,865
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	2,369,972	2,382,401
Empire District Bondco LLC, 4.943%, 1/01/2033	1,051,944	1,069,322
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	586,144	593,353
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	470,764	472,404
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	53,658	53,903
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	53,022	52,783
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.889% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	548,500	549,890
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	1,197,693	1,202,138
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	3,006,356	3,002,992
Magnetite CLO Ltd., 2017-19A, FLR, 5.331% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	889,810	890,016
MF1 2022-FL8 Ltd., “B”, FLR, 5.681% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,242,720
MF1 2024-FL15 LLC, “AS”, FLR, 5.774% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,381,937
MF1 2024-FL16 LLC, “A”, FLR, 5.275% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	4,793,900	4,799,886
MF1 2025-FL19 LLC, “A”, FLR, 5.306% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	2,700,000	2,700,886
MF1 2025-FL19 LLC, “A”, FLR, 5.222% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	2,057,523	2,062,018
MF1 2025-FL20 LLC, “AS”, FLR, 5.434% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	4,194,000	4,199,230
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,579,353
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	691,588	694,652
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,245,161
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.055% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	1,900,000	1,898,871
Nissan Master Owner Trust, 2024-A, “A”, FLR, 4.654% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,435,177
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	839,179	844,051
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	1,145,051	1,154,412
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	703,192	709,311
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	1,010,793	1,013,576
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	542,093	544,044
Palmer Square Loan Funding, 2020-3A Ltd., “A2”, FLR, 5.451% (SOFR - 3mo. + 1.6%), 11/15/2036 (n)	4,516,667	4,521,414
Palmer Square Loan Funding, 2024-3A Ltd., “A-2”, FLR, 5.515% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	4,413,018	4,416,173
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.684% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	1,856,072	1,858,340
PFP III 2025-12 Ltd., “AS”, FLR, 5.476% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	2,892,000	2,886,699
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	1,517,909	1,516,168
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	2,806,085	2,822,810
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.424% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	2,881,394	2,880,100
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 5.646% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	1,130,000	1,126,812
Residential Funding Mortgage Securities, Inc., FGIC, 3.402%, 12/25/2035 (d)(q)	63,221	901
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	370,365	370,443
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.784% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,188,856
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	1,344,250	1,348,814
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.48% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	4,562,992	4,562,969
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	524,912	527,659
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	479,242	479,803
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	641,145	645,412
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.616% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,010,872
		$137,434,248
Automotive – 0.1%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$2,741,000	$2,403,281

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$4,162,000	$4,458,312
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,038,000	1,875,633
LPL Holdings, Inc., 6.75%, 11/17/2028	336,000	358,607
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,770,000	3,665,835
		$10,358,387
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$179,000	$166,939
Masco Corp., 2%, 2/15/2031	3,622,000	3,202,662
Vulcan Materials Co., 3.5%, 6/01/2030	359,000	347,759
		$3,717,360
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$1,405,000	$1,357,321
Equinix, Inc., 2.5%, 5/15/2031	1,931,000	1,747,520
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,453,388
Fiserv, Inc., 2.65%, 6/01/2030	690,000	636,085
Global Payments, Inc., 2.9%, 11/15/2031	778,000	697,260
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,756,000	1,752,522
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,346,000	1,423,759
		$9,067,855
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$996,000	$1,027,927
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,007,000	1,427,557
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	270,000	222,411
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,639,000	1,296,196
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,390,000	2,757,905
		$6,731,996
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,349,000	$1,222,719
Computer Software – 0.2%
Oracle Corp., 4.9%, 2/06/2033	$700,000	$673,675
Oracle Corp., 5.2%, 9/26/2035	2,217,000	2,124,065
Roper Technologies, Inc., 2%, 6/30/2030	1,231,000	1,113,630
		$3,911,370
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$1,998,000	$2,022,477
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$778,000	$793,878
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,544,000	$2,274,520
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,257,000	$1,239,929
Broadcom, Inc., 4.926%, 5/15/2037 (n)	646,000	637,607
		$1,877,536

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,254,000	$1,284,001
EQT Corp., 5.75%, 2/01/2034	2,788,000	2,912,471
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	797,000	792,572
		$4,989,044
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$3,955,000	$3,602,105
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,621,075
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,594,993
		$10,818,173
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$3,996,000	$3,941,687
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,176,000	2,162,013
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	682,208
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,065,000	2,042,048
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	756,000	732,919
		$9,560,875
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$697,000	$662,952
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,791,000	3,543,279
Diageo Capital PLC, 2.375%, 10/24/2029	2,415,000	2,269,965
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	287,000	272,628
Mars, Inc., 5.2%, 3/01/2035 (n)	2,014,000	2,070,049
		$8,818,873
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,507,000	$1,533,230
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	763,169
Marriott International, Inc., 4.625%, 6/15/2030	1,871,000	1,898,925
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,490
Marriott International, Inc., 2.75%, 10/15/2033	1,512,000	1,320,001
		$5,521,815
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,275,030
Corebridge Financial, Inc., 3.9%, 4/05/2032	2,911,000	2,762,973
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,170,000	1,223,225
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	3,972,000	3,868,933
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	606,000	589,562
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,038,000	3,326,508
		$14,046,231
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$1,161,000	$1,219,533
UnitedHealth Group, Inc., 5%, 4/15/2034	1,975,000	2,006,867
		$3,226,400
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,872,000	$1,894,310
Brown & Brown, Inc., 4.2%, 3/17/2032	2,009,000	1,943,982
Brown & Brown, Inc., 5.55%, 6/23/2035	484,000	496,272
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	3,838,000	4,003,835
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	88,000	93,314

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$1,027,000	$759,446
		$9,191,159
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$692,911
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,748,000	$3,869,975
Major Banks – 2.4%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,359,245
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,265,000	2,944,714
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	799,120
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,463,000	2,816,330
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,286,000	4,158,934
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	850,789
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	865,733
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,282,328
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,135,000	2,006,196
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,678,000	2,398,448
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	875,780
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	441,002
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	449,000	423,571
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,380,000	3,952,498
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,684,000	1,545,374
JPMorgan Chase & Co., 5.766%, 4/22/2035	3,830,000	4,081,218
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	886,000	705,455
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,471,000	2,241,089
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,348,000	2,202,416
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	2,960,000	2,701,571
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	4,946,000	4,716,063
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,069,000	5,379,165
		$49,747,039
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,593,967
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	280,781
Cigna Corp., 3.2%, 3/15/2040	474,000	374,429
HCA, Inc., 5.125%, 6/15/2039	1,827,000	1,764,352
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	120,698
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,139,000	935,211
		$6,069,438
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,503,000	$1,414,272
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$489,437
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,455,671
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,316,000	3,978,031
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,602,000	1,467,888
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	670,000	618,023
		$8,009,050

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 0.5%
Enbridge, Inc., 5.625%, 4/05/2034	$2,720,000	$2,839,473
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,779,000	1,726,837
Plains All American Pipeline LP, 5.7%, 9/15/2034	783,000	807,451
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	485,000	486,964
Spectra Energy Partners LP, 3.375%, 10/15/2026	783,000	779,463
Targa Resources Corp., 4.2%, 2/01/2033	704,000	673,981
Targa Resources Corp., 6.125%, 3/15/2033	2,157,000	2,307,294
		$9,621,463
Mortgage-Backed – 9.8%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$1,086,511	$1,036,393
Fannie Mae, 6.5%, 6/01/2031 - 11/01/2055	2,442,187	2,540,840
Fannie Mae, 2.5%, 11/01/2031	33,968	32,876
Fannie Mae, 5.5%, 2/01/2033 - 1/01/2055	2,469,515	2,538,582
Fannie Mae, 3%, 2/25/2033 (i)	155,497	10,126
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	2,623,095	2,636,574
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	933,432	955,922
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,416,023	1,474,078
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	7,499,679	7,139,414
Fannie Mae, 3.25%, 5/25/2040	56,725	54,443
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	5,208,899	5,092,906
Fannie Mae, 4.874%, 2/25/2045 (n)	717,005	718,104
Fannie Mae, 2%, 4/25/2046	115,009	107,777
Fannie Mae, 4%, 7/25/2046 (i)	218,241	39,869
Fannie Mae, TBA, 1.5%, 1/14/2056	200,000	154,187
Fannie Mae, UMBS, 2%, 9/01/2035 - 2/01/2052	10,808,903	9,078,199
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	23,543,427	20,317,017
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	2,956,886	2,960,311
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	1,409,795	1,386,060
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,360,586	1,832,822
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	8,436,204	7,512,453
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	3,932,786	3,644,872
Fannie Mae, UMBS, 4%, 11/01/2052 - 5/01/2055	3,357,477	3,188,593
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 11/01/2053	6,554,184	6,666,068
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	4,001,220	4,110,911
Fannie Mae, UMBS, 6.5%, 4/01/2054 - 9/01/2054	130,689	135,771
Freddie Mac, 0.637%, 6/25/2027 (i)	13,682,000	138,235
Freddie Mac, 0.726%, 6/25/2027 (i)	4,290,970	33,388
Freddie Mac, 0.561%, 7/25/2027 (i)	11,234,367	77,654
Freddie Mac, 0.326%, 8/25/2027 (i)	9,650,000	57,364
Freddie Mac, 0.404%, 8/25/2027 (i)	6,098,313	36,848
Freddie Mac, 0.279%, 9/25/2027 (i)	10,419,000	57,144
Freddie Mac, 0.195%, 11/25/2027 (i)	16,290,000	59,138
Freddie Mac, 0.276%, 11/25/2027 (i)	10,914,406	46,613
Freddie Mac, 0.316%, 11/25/2027 (i)	9,755,495	50,011
Freddie Mac, 0.248%, 12/25/2027 (i)	10,109,000	50,590
Freddie Mac, 0.313%, 12/25/2027 (i)	11,210,000	67,841
Freddie Mac, 0.362%, 12/25/2027 (i)	16,293,349	104,776
Freddie Mac, 1.082%, 7/25/2029 (i)	801,057	27,021
Freddie Mac, 1.135%, 8/25/2029 (i)	5,063,836	177,495
Freddie Mac, 1.797%, 4/25/2030 (i)	900,000	61,044
Freddie Mac, 1.838%, 4/25/2030 (i)	2,701,417	191,057
Freddie Mac, 1.666%, 5/25/2030 (i)	1,301,002	85,181
Freddie Mac, 1.798%, 5/25/2030 (i)	3,334,078	236,504
Freddie Mac, 1.341%, 6/25/2030 (i)	1,327,631	70,883
Freddie Mac, 1.597%, 8/25/2030 (i)	1,191,673	77,654
Freddie Mac, 1.168%, 9/25/2030 (i)	775,587	38,123

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.079%, 11/25/2030 (i)	$1,356,411	$63,835
Freddie Mac, 0.32%, 1/25/2031 (i)	5,275,513	65,971
Freddie Mac, 0.779%, 1/25/2031 (i)	2,233,850	79,464
Freddie Mac, 0.935%, 1/25/2031 (i)	1,493,151	62,264
Freddie Mac, 0.509%, 3/25/2031 (i)	4,253,340	92,020
Freddie Mac, 0.731%, 3/25/2031 (i)	1,837,683	63,453
Freddie Mac, 1.214%, 5/25/2031 (i)	822,353	46,561
Freddie Mac, 0.937%, 7/25/2031 (i)	1,237,840	58,056
Freddie Mac, 0.506%, 8/25/2031 (i)	1,659,498	40,327
Freddie Mac, 0.536%, 9/25/2031 (i)	5,442,448	148,225
Freddie Mac, 0.855%, 9/25/2031 (i)	1,567,181	65,740
Freddie Mac, 0.349%, 11/25/2031 (i)	8,030,040	148,084
Freddie Mac, 0.496%, 12/25/2031 (i)	7,179,988	182,016
Freddie Mac, 0.567%, 12/25/2031 (i)	12,162,189	343,600
Freddie Mac, 0.286%, 11/25/2032 (i)	8,034,796	114,544
Freddie Mac, 5%, 9/01/2033 - 3/01/2055	1,004,950	1,017,272
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	359,844	369,057
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	476,145	495,032
Freddie Mac, 6.5%, 5/01/2034 - 4/01/2055	2,103,984	2,210,297
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	429,040	432,978
Freddie Mac, 5.5%, 2/15/2036 (i)	36,339	5,589
Freddie Mac, 4%, 8/01/2037 - 7/01/2055	1,674,192	1,634,569
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	4,587,665	4,388,105
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	6,105,629	5,622,056
Freddie Mac, 4.5%, 12/15/2040 (i)	13,184	1,222
Freddie Mac, 4%, 8/15/2044 (i)	33,604	2,822
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	11,756,172	9,629,437
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 11/01/2054	2,040,452	2,131,016
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,584,000	1,587,724
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,308,833	1,346,383
Freddie Mac, UMBS, 3%, 4/01/2037 - 8/01/2052	7,002,675	6,223,587
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	977,351	920,254
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,139,010	1,095,146
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	11,085,719	9,444,275
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,378,057	1,065,166
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	553,350	568,978
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,568,691	2,517,599
Ginnie Mae, 6%, 9/15/2032 - 3/20/2055	5,364,394	5,482,108
Ginnie Mae, 5.5%, 5/15/2033 - 3/20/2055	6,759,320	6,857,805
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	6,345,249	6,242,639
Ginnie Mae, 5%, 7/20/2033 - 10/20/2054	2,373,466	2,378,141
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,133,375	3,957,787
Ginnie Mae, 3.948%, 9/20/2041	626,155	614,503
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2055	5,427,689	5,012,512
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	8,515,397	7,701,169
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	10,460,845	9,028,020
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	8,362,093	6,927,510
Ginnie Mae, TBA, 5%, 1/01/2056	2,575,000	2,568,914
UMBS, TBA, 2.5%, 1/01/2056	300,000	253,570
UMBS, TBA, 2%, 1/25/2056	3,800,000	3,070,860
UMBS, TBA, 3%, 1/25/2056	2,400,000	2,122,406
		$203,610,400
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$2,839,262
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,416,630
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	2,035,000	2,065,696

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	$1,032,000	$949,552
		$10,271,140
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$411,130
Network & Telecom – 0.3%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$3,833,000	$3,968,834
Verizon Communications, Inc., 3.15%, 3/22/2030	995,000	952,857
Verizon Communications, Inc., 4.812%, 3/15/2039	1,775,000	1,684,507
		$6,606,198
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,775,000	$2,488,590
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$804,000	$700,735
Waste Management, Inc., 4.875%, 2/15/2034	5,465,000	5,606,283
		$6,307,018
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,244,000	$1,085,229
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,057,000	$4,198,808
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$162,000	$161,341
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,589,000	1,566,549
Realty Income Corp., REIT, 3.25%, 1/15/2031	458,000	436,029
		$2,163,919
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,646,520
Specialty Stores – 0.2%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$3,120,775
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,426,000	$2,406,695
Rogers Communications, Inc., 3.8%, 3/15/2032	4,915,000	4,630,750
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,789,000	1,717,351
Vodafone Group PLC, 5.625%, 2/10/2053	708,000	677,836
		$9,432,632
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,521,000	$4,556,121
Philip Morris International, Inc., 5.125%, 11/17/2027	822,000	839,773
Philip Morris International, Inc., 5.625%, 11/17/2029	354,000	372,153
Philip Morris International, Inc., 5.125%, 2/15/2030	1,329,000	1,373,755
Philip Morris International, Inc., 5.75%, 11/17/2032	1,564,000	1,671,499
		$8,813,301

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$716,000	$829,232
U.S. Treasury Obligations – 9.7%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$9,096,000	$7,061,125
U.S. Treasury Bonds, 4.5%, 2/15/2044	2,600,000	2,515,297
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	6,938,266
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	2,779,802
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	30,403,570
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	645,645
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	4,732,406
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,341,301
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	4,514,695
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	7,853,438
U.S. Treasury Bonds, 4.25%, 2/15/2054	12,900,000	11,662,406
U.S. Treasury Bonds, 4.5%, 11/15/2054	8,100,000	7,639,945
U.S. Treasury Notes, 2.5%, 3/31/2027	10,107,000	9,981,847
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	36,800,000	37,252,813
U.S. Treasury Notes, 4.25%, 6/30/2029	29,300,000	29,919,191
U.S. Treasury Notes, 3.875%, 4/30/2030	9,500,000	9,574,219
U.S. Treasury Notes, 4.25%, 11/15/2034	24,100,000	24,353,238
		$200,169,204
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,205,000	$1,293,227
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	235,000	211,451
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,779,000	3,892,277
Duke Energy Corp., 4.5%, 8/15/2032	2,858,000	2,848,565
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	338,437
Exelon Corp., 4.05%, 4/15/2030	1,543,000	1,527,723
Georgia Power Co., 3.7%, 1/30/2050	138,000	103,158
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	873,000	784,187
Jersey Central Power & Light Co., 5.1%, 1/15/2035	629,000	636,065
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,007,000	2,098,580
Pacific Gas & Electric Co., 2.1%, 8/01/2027	453,000	439,161
Pacific Gas & Electric Co., 3%, 6/15/2028	1,333,000	1,292,530
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,643,000	1,478,635
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	700,938
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	930,886
		$18,575,820
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,073,000	$971,406
Total Bonds (Identified Cost, $834,642,391)		$810,811,418
Preferred Stocks – 1.0%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	134,363	$8,245,650
Consumer Products – 0.6%
Henkel AG & Co. KGaA	143,987	$11,773,877
Total Preferred Stocks (Identified Cost, $16,815,387)		$20,019,527

MFS Total Return Series
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $4,643,750)	92,875	$6,413,948
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $7,743,133)	7,743,890	$7,745,439
Other Assets, Less Liabilities – 0.4%		9,235,124
Net Assets – 100.0%		$2,071,012,569

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,745,439 and
$2,054,032,006, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$186,284,503, representing 9.0% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	205	$42,801,758	March – 2026	$(31,538)
U.S. Treasury Note 5 yr	Long	USD	210	22,953,984	March – 2026	(90,975)
U.S. Treasury Ultra Bond 30 yr	Long	USD	82	9,676,000	March – 2026	(230,938)
U.S. Treasury Ultra Note 10 yr	Long	USD	54	6,210,844	March – 2026	(27,199)
						$(380,650)
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $1,118,592 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,617,127,626)	$2,054,032,006
Investments in affiliated issuers, at value (identified cost, $7,743,133)	7,745,439
Cash	5,249
Foreign currency, at value (identified cost, $41,329)	42,071
Receivables for
Investments sold	11,111,332
Fund shares sold	70,000
Interest and dividends	8,813,739
Receivable from investment adviser	88,211
Other assets	5,290
Total assets	$2,081,913,337
Liabilities
Payables for
Net daily variation margin on open futures contracts	$79,852
TBA purchase commitments	8,172,187
Fund shares reacquired	2,478,938
Payable to affiliates
Administrative services fee	1,369
Shareholder servicing costs	885
Distribution and/or service fees	15,550
Payable for independent Trustees' compensation	70
Accrued expenses and other liabilities	151,917
Total liabilities	$10,900,768
Net assets	$2,071,012,569
Net assets consist of
Paid-in capital	$1,454,556,271
Total distributable earnings (loss)	616,456,298
Net assets	$2,071,012,569
Shares of beneficial interest outstanding	90,275,695

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$942,939,364	40,425,890	$23.33
Service Class	1,128,073,205	49,849,805	22.63
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$35,399,582
Dividends from unaffiliated issuers	29,463,281
Dividends from affiliated issuers	1,247,786
Other	24,338
Income on securities loaned	3,532
Foreign taxes withheld	(271,001)
Total investment income	$65,867,518
Expenses
Management fee	$14,010,009
Distribution and/or service fees	2,828,388
Shareholder servicing costs	54,612
Administrative services fee	277,816
Independent Trustees' compensation	44,851
Custodian fee	141,381
Shareholder communications	43,150
Audit and tax fees	82,807
Legal fees	11,130
Miscellaneous	78,445
Total expenses	$17,572,589
Reduction of expenses by investment adviser	(2,049,687)
Net expenses	$15,522,902
Net investment income (loss)	$50,344,616
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$141,389,714
Affiliated issuers	4,254
Futures contracts	757,309
Foreign currency	(18,640)
Net realized gain (loss)	$142,132,637
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$24,087,683
Affiliated issuers	(3,336)
Futures contracts	(128,442)
Translation of assets and liabilities in foreign currencies	79,981
Net unrealized gain (loss)	$24,035,886
Net realized and unrealized gain (loss)	$166,168,523
Change in net assets from operations	$216,513,139
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$50,344,616	$52,373,039
Net realized gain (loss)	142,132,637	159,535,247
Net unrealized gain (loss)	24,035,886	(51,146,751)
Change in net assets from operations	$216,513,139	$160,761,535
Total distributions to shareholders	$(205,887,331)	$(156,595,673)
Change in net assets from fund share transactions	$(38,209,397)	$(89,646,072)
Total change in net assets	$(27,583,589)	$(85,480,210)
Net assets
At beginning of period	2,098,596,158	2,184,076,368
At end of period	$2,071,012,569	$2,098,596,158
See Notes to Financial Statements

MFS Total Return Series
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.27	$23.26	$22.49	$27.78	$26.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.60	$0.61	$0.55	$0.45	$0.39
Net realized and unrealized gain (loss)	1.91	1.19	1.69	(3.10)	3.24
Total from investment operations	$2.51	$1.80	$2.24	$(2.65)	$3.63
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.61)	$(0.48)	$(0.44)	$(0.51)
From net realized gain	(1.78)	(1.18)	(0.99)	(2.20)	(1.36)
Total distributions declared to shareholders	$(2.45)	$(1.79)	$(1.47)	$(2.64)	$(1.87)
Net asset value, end of period (x)	$23.33	$23.27	$23.26	$22.49	$27.78
Total return (%) (k)(r)(s)(x)	11.16	7.75	10.44	(9.58)	14.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.71	0.71	0.71	0.70
Expenses after expense reductions	0.61	0.61	0.61	0.61	0.61
Net investment income (loss)	2.56	2.54	2.45	1.84	1.43
Portfolio turnover rate	37	58	38	67	98
Net assets at end of period (000 omitted)	$942,939	$960,389	$1,000,723	$1,001,860	$1,274,331

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$22.64	$22.68	$21.95	$27.18	$25.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.53	$0.49	$0.38	$0.32
Net realized and unrealized gain (loss)	1.85	1.16	1.65	(3.04)	3.17
Total from investment operations	$2.38	$1.69	$2.14	$(2.66)	$3.49
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.55)	$(0.42)	$(0.37)	$(0.45)
From net realized gain	(1.78)	(1.18)	(0.99)	(2.20)	(1.36)
Total distributions declared to shareholders	$(2.39)	$(1.73)	$(1.41)	$(2.57)	$(1.81)
Net asset value, end of period (x)	$22.63	$22.64	$22.68	$21.95	$27.18
Total return (%) (k)(r)(s)(x)	10.87	7.46	10.22	(9.84)	13.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96	0.96	0.96	0.96	0.95
Expenses after expense reductions	0.86	0.86	0.86	0.86	0.86
Net investment income (loss)	2.31	2.29	2.20	1.60	1.17
Portfolio turnover rate	37	58	38	67	98
Net assets at end of period (000 omitted)	$1,128,073	$1,138,208	$1,183,353	$1,179,835	$1,407,467

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements
(1) Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and

MFS Total Return Series
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,164,149,402	$—	$—	$1,164,149,402
United Kingdom	—	27,350,316	—	27,350,316
Canada	14,341,089	—	—	14,341,089
Switzerland	—	13,873,409	—	13,873,409
Germany	11,773,877	—	—	11,773,877
South Korea	—	8,245,650	—	8,245,650
Hong Kong	—	3,486,845	—	3,486,845
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	200,169,204	—	200,169,204
Non - U.S. Sovereign Debt	—	692,911	—	692,911
Municipal Bonds	—	10,271,140	—	10,271,140
U.S. Corporate Bonds	—	175,340,203	—	175,340,203
Residential Mortgage-Backed Securities	—	223,291,287	—	223,291,287
Commercial Mortgage-Backed Securities	—	29,366,478	—	29,366,478
Asset-Backed Securities (including CDOs)	—	88,386,883	—	88,386,883
Foreign Bonds	—	83,293,312	—	83,293,312
Investment Companies	7,745,439	—	—	7,745,439
Total	$1,198,009,807	$863,767,638	$—	$2,061,777,445

Other Financial Instruments
Futures Contracts – Liabilities	$(380,650)	$—	$—	$(380,650)
For further information regarding security characteristics, see the Portfolio of Investments.

MFS Total Return Series
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(380,650)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$757,309
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(128,442)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit

MFS Total Return Series
Notes to Financial Statements  - continued
support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

MFS Total Return Series
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS Total Return Series
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$61,066,591	$52,312,099
Long-term capital gains	144,820,740	104,283,574
Total distributions	$205,887,331	$156,595,673
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$1,637,123,074
Gross appreciation	492,360,469
Gross depreciation	(68,086,748)
Net unrealized appreciation (depreciation)	$424,273,721
Undistributed ordinary income	60,171,846
Undistributed long-term capital gain	131,950,586
Other temporary differences	60,145
Total distributable earnings (loss)	$616,456,298
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$93,436,388	$71,807,902
Service Class	112,450,943	84,787,771
Total	$205,887,331	$156,595,673
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $287,929, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $1,761,758, which is included in the reduction of total expenses in the Statement of Operations.

MFS Total Return Series
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $51,823, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $2,789.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $75.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,735,488.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $15,128, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the period ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$453,589,040	$455,743,428
Non-U.S. Government securities	311,093,478	499,492,161
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

MFS Total Return Series
Notes to Financial Statements  - continued
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	957,566	$22,606,850	854,720	$20,353,083
Service Class	2,545,812	58,317,010	2,911,177	67,266,041
	3,503,378	$80,923,860	3,765,897	$87,619,124
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,149,040	$93,436,388	3,085,857	$71,807,902
Service Class	5,141,790	112,450,943	3,741,737	84,787,771
	9,290,830	$205,887,331	6,827,594	$156,595,673
Shares reacquired
Initial Class	(5,953,209)	$(139,962,490)	(5,688,143)	$(135,563,303)
Service Class	(8,112,856)	(185,058,098)	(8,560,888)	(198,297,566)
	(14,066,065)	$(325,020,588)	(14,249,031)	$(333,860,869)
Net change
Initial Class	(846,603)	$(23,919,252)	(1,747,566)	$(43,402,318)
Service Class	(425,254)	(14,290,145)	(1,907,974)	(46,243,754)
	(1,271,857)	$(38,209,397)	(3,655,540)	$(89,646,072)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $9,795 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,990,011	$342,569,560	$357,815,050	$4,254	$(3,336)	$7,745,439

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,247,786	$—

MFS Total Return Series
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Total Return Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Series (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Total Return Series
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $159,303,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 39.23% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Total Return Series.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Total Return Series. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Total Return Series
Board Review of Investment Advisory Agreement
MFS Total Return Series
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Total Return Series
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 12, 2026

*  Print name and title of each signing officer under his or her signature.